UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2012

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG

Nuveen Maryland Premium Income Municipal Fund
NMY

Nuveen Missouri Premium Income Municipal Fund
NOM

Nuveen North Carolina Premium Income Municipal Fund
NNC

Nuveen Virginia Premium Income Municipal Fund
NPV

November

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage and Other Information	11

Common Share Dividend and Price Information	14

Performance Overviews	15

Shareholder Meeting Report	20

Portfolios of Investments	23

Statement of Assets and Liabilities	57

Statement of Operations	58

Statement of Changes in Net Assets	59

Statement of Cash Flows	61

Financial Highlights	64

Notes to Financial Statements	73

Reinvest Automatically, Easily and Conveniently	86

Glossary of Terms Used in this Report	88

Additional Fund Information	91

Chairman’s
Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank’s decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing “grand bargain,” will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 22, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
Nuveen Maryland Premium Income Municipal Fund (NMY)
Nuveen Missouri Premium Income Municipal Fund (NOM)
Nuveen North Carolina Premium Income Municipal Fund (NNC)
Nuveen Virginia Premium Income Municipal Fund (NPV)

Portfolio managers Daniel Close, Chris Drahn and Tom Spalding discuss key investment strategies and the six-month performance of these five Funds. Dan assumed portfolio management responsibility for the Nuveen Georgia and North Carolina Funds in 2007. Chris took on portfolio management responsibility for the Nuveen Missouri Fund in 2011 and Tom assumed portfolio management responsibility for the Nuveen Maryland and Virginia Funds in 2011.

FUND REORGANIZATIONS

Effective before the opening of business on July 9, 2012, certain Georgia and North Carolina funds and on August 6, 2012, certain Maryland and Virginia funds (the Acquired Funds) were reorganized into four of the larger-state funds included in this report (the Acquiring Funds) as follows:

Acquired Funds	Symbol	Acquiring Fund	Symbol
Georgia Fund
Nuveen Georgia Premium Income	NPG	Nuveen Georgia Dividend Advantage	NKG
Municipal Fund		Municipal Fund 2
Nuveen Georgia Dividend Advantage	NZX
Municipal Fund

Acquired Funds	Symbol	Acquiring Fund	Symbol
Maryland Funds
Nuveen Maryland Dividend Advantage	NFM	Nuveen Maryland Premium Income	NMY
Municipal Fund		Municipal Fund
Nuveen Maryland Dividend Advantage	NZR
Municipal Fund 2
Nuveen Maryland Dividend Advantage	NWI
Municipal Fund 3

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc., or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

Acquired Funds	Symbol	Acquiring Fund	Symbol
North Carolina Funds
Nuveen North Carolina Dividend	NRB	Nuveen North Carolina Premium Income	NNC
Advantage Municipal Fund		Municipal Fund
Nuveen North Carolina Dividend	NNO
Advantage Municipal Fund 2
Nuveen North Carolina Dividend	NII
Advantage Municipal Fund 3

Acquired Funds	Symbol	Acquiring Fund	Symbol
Virginia Funds
Nuveen Virginia Dividend	NGB	Nuveen Virginia Premium Income	NPV
Advantage Municipal Fund		Municipal Fund
Nuveen Virginia Dividend	NNB
Advantage Municipal Fund 2

Upon the closing of the reorganizations, the Acquired Funds transferred their assets to the Acquiring Funds in exchange for common and preferred shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Funds. Holders of common shares of the Acquired Funds received newly issued common shares of the Acquiring Funds, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Funds shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (MTP) Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of the Acquiring Funds, in exchange for their MTP Shares of the Acquired Funds held immediately prior to the reorganizations.

What key strategies were used to manage these Funds during the six-month reporting period ended November 30, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the total volume of tax-exempt supply improved over that of the same six-month period a year earlier, the issuance pattern remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve, and the curve flattened. During this period, we saw an increased number of borrowers come to market seeking to take advantage of the low rate environment through refunding activity, with approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term. During this period, NKG, NMY, NNC and NOM found value to varying degrees in several areas of the market, including health care, higher education, electric utilities and appropriations bonds. NKG and NPV also purchased local general

6	Nuveen Investments

obligation (GO) credits, while NNC added bonds in the transportation sector, including those issued by the North Carolina Turnpike Authority. NMY added lower rated bonds issued for Frederick Memorial Hospital and Maryland Institute College of Art. In NPV, we added to our positions in the transportation sector, including bonds issued by the Virginia Small Business Financing Authority for the Elizabeth River Crossing and credits issued for the new Chesapeake expressway. NOM added to its health care positions with purchases of continuing care retirement community (CCRC) bonds and hospital credits, including those issued by Missouri Health and Educational Facilities Authority for Mercy Health. In North Carolina, the health care sector was the predominant issuer during this time, offering attractive opportunities from a number of hospitals across the state, with credit quality of AA and A and intermediate and longer maturities. Among the health care names we purchased during this period was Wake Forest Baptist Medical Center.

Because the issuance of new municipal supply in the primary market continued to be limited, especially in Georgia, we looked to the secondary market as an additional source of attractive opportunities. During this period, the secondary market accounted for approximately 80% of NMY’s purchases and 50% in NPV. When in-state paper was scarce, NKG and NMY also purchased territorial bonds to keep the Funds as fully invested as possible, including dedicated sales tax bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA). These territorial bonds offered higher yields, added diversification and triple exemption (i.e., exemption from federal, state and local taxes). These bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA) were downgraded by Moody’s in July 2012. This downgrade was due mainly to the performance of Puerto Rico’s economy and its impact on the projected growth of sales tax revenues, and not to any sector or structural issues. Each of the Funds held varying amounts of the COFINA bonds purchased at different times, with those purchased prior to and early in this period performing more positively than those purchased during the latter part of this period. Therefore, the impact on performance differed from Fund to Fund. As we continue to emphasize Puerto Rico’s stronger credits, we view these bonds as long-term holdings and note that the commonwealth’s recent enforcement of sales tax collections has improved significantly.

During this period, we also took advantage of short term market opportunities created by supply/demand dynamics in the municipal market. While demand for tax-exempt paper remained consistently strong throughout the period, supply fluctuated widely. We found that periods of substantial supply provided good short term buying opportunities not only because of the increased number of issues available, but also because some investors became more hesitant in their buying as supply grew, causing spreads to widen temporarily. At times when supply was more plentiful, we focused on anticipating cash flows from bond calls and maturing bonds and closely monitored opportunities for reinvestment.

During this period, we emphasized bonds with longer maturities. The purchase of longer maturity bonds helped to extend the Funds’ durations, and enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve. We also purchased lower rated bonds when we found attractive opportunities, as we believed these bonds continued to offer relative value. Our opportunities were somewhat constrained by the structure of bonds typically issued as part of refinancing deals, which tended to be characterized by shorter maturities and higher quality.

Cash for new purchases during this period was generated primarily by the proceeds from an increased number of bond calls resulting from the growth in refinancings. The elevated number of bond calls provided a meaningful source of liquidity, which drove

Nuveen Investments	7

much of our activity during this period as we worked to redeploy these proceeds, as well as those from maturing bonds, to keep the Funds fully invested and support their income streams. Overall, selling was minimal because the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of November 30, 2012, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended November 30, 2012?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/12

Fund	6-Month	1-Year	5-Year	10-Year
Georgia
NKG	5.86%	13.45%	6.34%	6.14%
S&P Georgia Municipal Bond Index**	4.21%	9.10%	5.75%	5.29%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds
Classification Average**	6.85%	16.99%	7.48%	6.73%

Maryland
NMY	4.60%	14.01%	7.21%	6.57%
S&P Maryland Municipal Bond Index**	3.22%	8.11%	5.58%	5.09%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds
Classification Average**	6.85%	16.99%	7.48%	6.73%

Missouri
NOM	6.07%	15.94%	7.25%	6.21%
S&P Missouri Municipal Bond Index**	4.16%	10.19%	6.04%	5.63%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds
Classification Average**	6.85%	16.99%	7.48%	6.73%

North Carolina
NNC	5.56%	12.71%	7.00%	6.20%
S&P North Carolina Municipal Bond Index**	3.64%	8.82%	6.01%	5.50%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds
Classification Average**	6.85%	16.99%	7.48%	6.73%

Virginia
NPV	5.65%	14.09%	7.38%	6.53%
S&P Virginia Municipal Bond Index**	4.08%	9.09%	5.52%	5.30%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds
Classification Average**	6.85%	16.99%	7.48%	6.73%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	For definitions, refer to Glossary of Terms Used in this Report. Indexes and Lipper averages are not available for direct investment.

8	Nuveen Investments

For the six months ended November 30, 2012, the cumulative returns on common share net asset value (NAV) for all these Funds exceeded the returns for their respective state’s S&P Municipal Bond Index as well as the national S&P Municipal Bond Index. For the same period, all these Funds underperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. Duration and yield curve positioning was a net positive contributor to the performance of these Funds. These Funds benefited from being overweighted in the longer part of the yield curve that performed well. However, their performance was somewhat restrained by overweightings at the underperforming shortest end of the curve, due mostly to holdings of pre-refunded bonds. In addition, these Funds were helped by their allocations of long duration bonds, many of which had zero percent coupons, which generally outperformed the market during this period. This was especially true in NPV.

Credit exposure was another factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, municipal credit spreads or the difference in yield spreads between highly rated municipal bonds and lower rated municipal bonds. As a result of this spread compression, the Funds generally benefited from their holdings of lower rated credits, with NKG, NMY, NOM and NPV having an overweight in bonds rated BBB. NKG, NOM and NNC were also helped by being underweighted in the underperforming AAA quality sector.

Nuveen Investments	9

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, water and sewer and certain transportation bonds. In particular, NKG, NMY and NPV were overweight in higher education, which was positive for performance, while NNC and NOM were positively impacted by their holdings in the water and sewer and transportation sectors. Tobacco credits backed by the 1998 master tobacco settlement agreement also performed extremely well, helped in part by their longer effective durations. During this period, NKG, NMY and NPV benefited from their holdings of tobacco credits as these bonds rallied, while NNC held a negligible amount of tobacco bonds.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of November 30, 2012, NMY and NPV had double-digit allocations of pre-refunded bonds, NNC had a heavier weighting in pre-refunded bonds than NKG, which detracted from its performance for the period. We continued to hold these pre-refunded bonds in our portfolios due to the higher yields they provided. In addition, GO bonds and housing credits lagged the performance of the general municipal market for this period.

10	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a fund generally are arising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2012, each of the Funds has issued and outstanding MTP Shares as shown in the accompanying table.

			Shares Issued	Annual	NYSE
Fund	Series		At Liquidation Value	Interest Rate	Ticker
Georgia
NKG	2015		32,265,000	2.65%	NKG PRC
	2015-1	*	28,340,000	2.65%	NKG PRD
	2015-2	*	14,340,000	2.65%	NKG PRE
Maryland
NMY	2015		38,775,000	2.65%	NMY PRC
	2016		35,818,000	2.90%	NMY PRD
	2015	*	26,485,000	2.60%	NMY PRE
	2015-1	*	27,300,000	2.60%	NMY PRF
	2015-1	*	20,700,000	2.65%	NMY PRG
	2016	*	17,066,000	2.85%	NMY PRH

*MTP Shares issued in connection with reorganization.

Nuveen Investments	11

			Shares Issued	Annual	NYSE
Fund	Series		At Liquidation Value	Interest Rate	Ticker
Missouri
NOM	2015		17,800,000	2.10%	NOM PRC
North Carolina
NNC	2015		24,300,000	2.65%	NNC PRC
	2016		25,535,000	2.60%	NNC PRD
	2015	*	16,600,000	2.60%	NNC PRE
	2015-1	*	29,700,000	2.60%	NNC PRF
	2015-1	*	28,725,000	2.65%	NNC PRG
Virginia
NPV	2014		29,203,000	2.25%	NPV PRA
	2015		32,205,000	2.65%	NPV PRC
	2014	*	22,800,000	2.80%	NPV PRD
	2014-1	*	43,200,000	2.80%	NPV PRE

*MTP Shares issued in connection with reorganization.

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

12	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Nuveen Investments	13

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended November 30, 2012, NKG, NMY, NNC and NPV received one monthly dividend increase, while NOM remained stable.

The Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2012, all of these Funds had positive UNII balances, based upon our best estimate, for tax purposes. NKG, NMY, NOM and NPV had positive UNII balances while NNC had a negative UNII balance for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

During November 2012, the Nuveen Funds Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares. Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2012, and during the six-month reporting period, the Funds’ common share prices were trading at (+) premiums and/or (-) discounts to their common share NAVs as shown in the accompanying table.

	11/30/12	Six-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NKG	(+)0.07%	(-)0.29%
NMY	(-)0.31%	(-)0.79%
NOM	(+)15.00%	(+)17.96%
NNC	(+)0.06%	(+)0.25%
NPV	(+)2.86%	(+)4.98%

14	Nuveen Investments

NKG	Nuveen Georgia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2012

Fund Snapshot
Common Share Price	$15.23
Common Share Net Asset Value (NAV)	$15.22
Premium/(Discount) to NAV	0.07%
Market Yield	4.53%
Taxable-Equivalent Yield1	6.69%
Net Assets Applicable to Common Shares ($000)	$160,593

Leverage
Regulatory Leverage	31.82%
Effective Leverage	34.30%

Average Annual Total Returns
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	5.80%	5.86%
1-Year	13.23%	13.45%
5-Year	8.40%	6.34%
10-Year	5.92%	6.14%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	21.6%
Tax Obligation/Limited	14.9%
Water and Sewer	11.5%
Health Care	11.2%
Education and Civic Organizations	11.0%
U.S. Guaranteed	8.5%
Utilities	7.3%
Other	14.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	15

NMY	Nuveen Maryland
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$15.95
Common Share Net Asset Value (NAV)	$16.00
Premium/(Discount) to NAV	-0.31%
Market Yield	5.08%
Taxable-Equivalent Yield1	7.43%
Net Assets Applicable to Common Shares ($000)	$385,572

Leverage
Regulatory Leverage	30.11%
Effective Leverage	33.57%

Average Annual Total Returns
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	4.55%	4.60%
1-Year	17.24%	14.01%
5-Year	10.31%	7.21%
10-Year	5.64%	6.57%

Portfolio Composition3
(as a % of total investments)
Health Care	19.2%
Tax Obligation/Limited	16.9%
U.S. Guaranteed	13.3%
Education and Civic Organizations	8.2%
Tax Obligation/General	8.0%
Housing/Single Family	6.5%
Consumer Staples	5.3%
Transportation	3.9%
Long-Term Care	3.8%
Other	14.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.
4
In connection with the Fund’s Reorganization, the Fund had dividends of $0.0207 and $0.0438 per Common share with ex-dividend dates of August 1, 2012, and August 14, 2012, respectively, both payable on October 1, 2012. These distributions were in addition to the Fund’s monthly tax-free dividend of$0.0645 with an ex-dividend date of August 1, 2012 that was payable September 4, 2012.

16	Nuveen Investments

NOM	Nuveen Missouri
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$17.40
Common Share Net Asset Value (NAV)	$15.13
Premium/(Discount) to NAV	15.00%
Market Yield	4.21%
Taxable-Equivalent Yield1	6.22%
Net Assets Applicable to Common Shares ($000)	$35,182

Leverage
Regulatory Leverage	33.70%
Effective Leverage	36.36%

Average Annual Total Returns
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	5.25%	6.07%
1-Year	14.64%	15.94%
5-Year	9.76%	7.25%
10-Year	6.31%	6.21%

Portfolio Composition3
(as a % of total investments)
Health Care	23.7%
Tax Obligation/Limited	18.8%
Tax Obligation/General	11.2%
Water and Sewer	9.9%
Transportation	8.3%
Long-Term Care	7.5%
Education and Civic Organizations	5.9%
U.S. Guaranteed	5.1%
Other	9.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	17

NNC	Nuveen North Carolina
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$15.80
Common Share Net Asset Value (NAV)	$15.79
Premium/(Discount) to NAV	0.06%
Market Yield	4.48%
Taxable-Equivalent Yield1	6.75%
Net Assets Applicable to Common Shares ($000)	$261,289

Leverage
Regulatory Leverage	32.33%
Effective Leverage	36.26%

Average Annual Total Returns
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	1.21%	5.56%
1-Year	11.28%	12.71%
5-Year	9.84%	7.00%
10-Year	5.59%	6.20%

Portfolio Composition3
(as a % of total investments)
Health Care	21.8%
Water and Sewer	19.8%
Tax Obligation/Limited	15.8%
U.S. Guaranteed	12.4%
Transportation	9.9%
Utilities	7.7%
Other	12.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

18	Nuveen Investments

NPV	Nuveen Virginia
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$16.54
Common Share Net Asset Value (NAV)	$16.08
Premium/(Discount) to NAV	2.86%
Market Yield	4.79%
Taxable-Equivalent Yield1	7.05%
Net Assets Applicable to Common Shares ($000)	$288,109

Leverage
Regulatory Leverage	30.66%
Effective Leverage	35.23%

Average Annual Total Returns
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	(0.60)%	5.65%
1-Year	13.06%	14.09%
5-Year	10.34%	7.38%
10-Year	5.80%	6.53%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	22.7%
Health Care	15.6%
U.S. Guaranteed	14.7%
Transportation	13.1%
Tax Obligation/General	8.7%
Long-Term Care	6.1%
Education and Civic Organizations	5.4%
Other	13.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0237 per share.
5
In connection with the Fund’s Reorganization, the Fund had dividends of $0.0457 and $0.0188 per Common share with ex-dividend dates of August 1, 2012, and August 14, 2012, respectively, both payable on October 1, 2012. These distributions were in addition to the Fund’s monthly tax-free dividend of$0.0645 with an ex-dividend date of August 1, 2012 that was payable September 4, 2012.

Nuveen Investments	19

NKG	Shareholder Meeting Report
NNC
NMY
A special meeting of shareholders was held in the offices of Nuveen Investments on April 5, 2012; at this meeting the shareholders were asked to vote on the approval of the issuance of additional common shares and the approval of an Agreement and Plan of Reorganization. The meeting was subsequently adjourned to May 17, 2012. The meeting for NMY, NFM, NWI and NPV was subsequently adjourned to June 22, 2012. The meeting for NMY and NWI was subsequently adjourned to July 17, 2012. The meeting for NMY was additionally adjourned to July 18, 2012.
The annual meeting of shareholders was held in the offices of Nuveen Investments on November 14, 2012; at this meeting the shareholders were asked to vote on the election of Board Members.

	NKG		NNC		NMY
	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class
To approve the Agreement and Plan of Reorganization.
For	—	—	—	—	9,642,960	3,749,058
Against	—	—	—	—	652,628	266,777
Abstain	—	—	—	—	294,471	72,586
Total	—	—	—	—	10,590,059	4,088,421
To approve the issuance of additional common shares.
For	—	—	—	—	9,587,683	—
Against	—	—	—	—	682,349	—
Abstain	—	—	—	—	320,027	—
Total	—	—	—	—	10,590,059	—
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	3,783,285	—	6,090,658	—	7,954,657	—
Withhold	42,902	—	343,848	—	151,355	—
Total	3,826,187	—	6,434,506	—	8,106,012	—
Jack B. Evans
For	3,786,685	—	6,153,928	—	7,953,362	—
Withhold	39,502	—	280,578	—	152,650	—
Total	3,826,187	—	6,434,506	—	8,106,012	—
William C. Hunter
For	—	1,633,736	—	1,990,814	—	2,825,407
Withhold	—	15,500	—	18,700	—	29,269
Total	—	1,649,236	—	2,009,514	—	2,854,676
William J. Schneider
For	—	1,633,736	—	1,989,214	—	2,825,407
Withhold	—	15,500	—	20,300	—	29,269
Total	—	1,649,236	—	2,009,514	—	2,854,676

20	Nuveen Investments

NFM
NWI
NOM

	NFM		NWI		NOM
	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares voting together as a class
To approve the Agreement and Plan of Reorganization.
For	3,584,198	1,335,597	4,897,564	1,999,912	—	—
Against	178,728	90,182	170,007	85,539	—	—
Abstain	119,767	47,500	141,175	38,500	—	—
Total	3,882,693	1,473,279	5,208,746	2,123,951	—	—
To approve the issuance of additional common shares.
For	—	—	—	—	—	—
Against	—	—	—	—	—	—
Abstain	—	—	—	—	—	—
Total	—	—	—	—	—	—
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	—	—	—	—	1,193,080	—
Withhold	—	—	—	—	52,317	—
Total	—	—	—	—	1,245,397	—
Jack B. Evans
For	—	—	—	—	1,197,160	—
Withhold	—	—	—	—	48,237	—
Total	—	—	—	—	1,245,397	—
William C. Hunter
For	—	—	—	—	—	322,309
Withhold	—	—	—	—	—	31,138
Total	—	—	—	—	—	353,447
William J. Schneider
For	—	—	—	—	—	322,309
Withhold	—	—	—	—	—	31,138
Total	—	—	—	—	—	353,447

Nuveen Investments	21

Shareholder Meeting Report (continued)
NPV

	NPV
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together
	as a class	as a class
To approve the Agreement and Plan of Reorganization.
For	8,389,368	3,104,456
Against	297,102	142,889
Abstain	231,692	68,900
Total	8,918,162	3,316,245
To approve the issuance of additional common shares.
For	8,290,084	—
Against	347,755	—
Abstain	280,323	—
Total	8,918,162	—
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	6,786,537	—
Withhold	201,706	—
Total	6,988,243	—
Jack B. Evans
For	6,752,842	—
Withhold	235,401	—
Total	6,988,243	—
William C. Hunter
For	—	2,665,735
Withhold	—	64,500
Total	—	2,730,235
William J. Schneider
For	—	2,670,735
Withhold	—	59,500
Total	—	2,730,235

22	Nuveen Investments

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.1% (2.9% of Total Investments)
$45,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	$3,514,500
3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	3,003,390
48,000	Total Consumer Staples			6,517,890
	Education and Civic Organizations – 15.4% (11.0% of Total Investments)
1,750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	1,976,188
5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	5,651,300
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,665,599
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured	9/14 at 100.00	A1	751,674
625	Fulton County Development Authority Georgia Tech Foundation, 5.000%, 11/01/31	5/22 at 100.00	AA+	764,506
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured	11/13 at 100.00	Aa3	2,077,600
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured	5/14 at 100.00	Aa3	1,636,233
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series 2002A, 5.000%, 2/01/34 – AMBAC Insured	2/13 at 100.00	A2	1,053,266
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC Project, Series 2008, 6.000%, 6/15/28	6/18 at 100.00	A2	179,280
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
730	17.409%, 3/01/17 (IF)	No Opt. Call	AA+	1,312,942
1,150	17.438%, 3/01/17 (IF)	No Opt. Call	AA+	2,048,288
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/30	10/22 at 100.00	Baa2	1,543,479
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	1,125,660
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,298,283
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured	12/15 at 100.00	A3	1,628,987
21,235	Total Education and Civic Organizations			24,713,285
	Health Care – 15.7% (11.2% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
205	5.250%, 12/01/22	12/12 at 100.00	B+	196,382
745	5.375%, 12/01/28	6/13 at 100.00	B+	687,441
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
285	5.000%, 12/01/19	12/12 at 100.00	BBB–	293,701
2,400	5.250%, 12/01/22	12/14 at 100.00	BBB–	2,477,256
255	5.000%, 12/01/26	12/14 at 100.00	BBB–	261,441
715	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	793,293
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	2,836,200

Nuveen Investments	23

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
$1,000	5.125%, 2/15/40	2/20 at 100.00	AA–	$1,110,420
3,945	5.250%, 2/15/45	2/41 at 100.00	AA–	4,417,256
2,540	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A+	2,785,186
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009:
425	5.000%, 8/01/32	8/19 at 100.00	AA	473,705
975	5.000%, 8/01/35	8/19 at 100.00	AA	1,077,453
3,500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	A3	3,645,670
1,470	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA–	1,752,681
2,300	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,448,465
23,260	Total Health Care			25,256,550
	Housing/Multifamily – 3.9% (2.8% of Total Investments)
1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured	7/21 at 100.00	AA–	1,835,648
1,375	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	1,440,051
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/13 at 101.00	AA+	510,820
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/13 at 101.00	AA+	1,000,972
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/13 at 101.00	AA+	1,496,043
5,920	Total Housing/Multifamily			6,283,534
	Housing/Single Family – 0.7% (0.5% of Total Investments)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2:
1,000	4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,035,340
170	4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	173,902
1,170	Total Housing/Single Family			1,209,242
	Industrials – 2.7% (1.9% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)	4/16 at 101.00	BBB	2,333,051
2,000	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,051,220
4,190	Total Industrials			4,384,271
	Materials – 2.1% (1.5% of Total Investments)
2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)	2/13 at 100.00	BBB	2,015,600
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	20,756
850	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/13 at 100.00	BBB	856,273
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	418,559
3,240	Total Materials			3,311,188

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 30.2% (21.6% of Total Investments)
$2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	$2,356,940
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,619,925
1,000	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured	1/17 at 100.00	Aa1	1,129,930
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	704,448
3,315	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,749,928
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured	7/13 at 101.00	Aa2	1,126,635
1,500	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	1,712,310
6,400	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	7,601,532
	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009:
905	5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA–	1,033,890
1,165	5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA–	1,317,545
2,500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,798,675
2,500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	2,933,075
1,955	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	2,392,959
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	853,043
4,900	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,679,737
1,560	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/20 – NPFG Insured	7/14 at 101.00	Aa1	1,669,949
445	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	498,048
2,475	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	2,821,748
2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	2,577,195
1,450	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	1,490,919
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project, Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured	12/21 at 100.00	Aa3	2,419,680
42,260	Total Tax Obligation/General			48,488,111
	Tax Obligation/Limited – 20.8% (14.9% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
110	5.250%, 12/01/19 – AGC Insured	12/17 at 100.00	AA–	124,873
80	5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA–	89,718
1,080	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	1,184,436
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	1,872,465
280	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	351,467
1,065	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	1,158,432
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
830	5.400%, 1/01/20	7/15 at 100.00	A–	902,517
575	5.600%, 1/01/30	7/15 at 100.00	A–	630,189

Nuveen Investments	25

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,650	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	$1,687,439
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	2,097,240
125	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	157,991
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
460	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	BBB	500,236
5,745	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	BBB	6,813,570
2,000	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	BBB	2,146,880
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project, Series 2002, 5.125%, 12/01/21 – AMBAC Insured	6/13 at 100.00	N/R	759,038
405	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	463,118
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities Projects, Series 2002A:
1,525	5.000%, 8/01/14	8/13 at 100.00	AA	1,546,243
2,600	5.375%, 8/01/17	8/13 at 100.00	AA	2,636,946
3,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	4,112,850
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	2,246,250
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured	12/13 at 100.00	Aa3	1,968,184
53,225	Total Tax Obligation/Limited			33,450,082
	Transportation – 6.2% (4.4% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA–	2,457,170
2,710	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative Minimum Tax)	1/22 at 100.00	A+	3,058,831
2,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	A+	2,306,200
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Refunding Series 2004C, 5.000%, 1/01/33 – AGM Insured	7/14 at 100.00	AA–	1,053,830
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA–	1,067,870
9,000	Total Transportation			9,943,901
	U.S. Guaranteed – 12.0% (8.5% of Total Investments) (4)
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	1,031,900
2,235	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	2,244,745
2,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32 (Pre-refunded 4/01/13)	4/13 at 100.00	Aaa	2,032,060
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19 (Pre-refunded 3/01/14)	3/14 at 101.00	Aaa	1,071,830
2,450	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA– (4)	2,574,068
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured	1/17 at 100.00	A+ (4)	28,159
2,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	A+ (4)	2,008,040
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc., Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,270,328
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	3,033,801

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
$1,410	5.500%, 1/01/23 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	$1,430,530
1,470	5.250%, 1/01/26 (Pre-refunded 1/01/13) – AMBAC Insured	1/13 at 101.00	Aa2 (4)	1,491,095
18,870	Total U.S. Guaranteed			19,216,556
	Utilities – 10.1% (7.3% of Total Investments)
525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	542,787
200	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Ogelthrope Power Company – Vogtle Plant, Series 2008, 0.900%, 1/01/39 (Mandatory put 3/01/13)	No Opt. Call	A	200,184
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 – NPFG Insured	1/17 at 100.00	A+	2,247,220
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	3,497,460
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 – FGIC Insured	No Opt. Call	A+	1,066,319
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
1,000	5.000%, 3/15/20	No Opt. Call	A	1,164,880
1,300	5.000%, 3/15/21	No Opt. Call	A	1,514,084
1,500	5.000%, 3/15/22	No Opt. Call	A	1,759,575
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
350	5.125%, 9/15/17	No Opt. Call	A	400,285
950	5.000%, 3/15/18	No Opt. Call	A+	1,101,820
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
500	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	521,395
1,000	5.000%, 11/01/20 – NPFG Insured	11/13 at 100.00	A1	1,036,910
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	Baa3	1,252,848
14,500	Total Utilities			16,305,767
	Water and Sewer – 16.1% (11.5% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 – FGIC Insured	5/13 at 100.00	A1	190,585
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA–	542,475
2,425	5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA–	2,601,564
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA–	743,155
5,105	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	5,953,145
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2	339,633
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32	6/18 at 100.00	Aa2	1,151,930
1,000	5.000%, 6/01/37	6/18 at 100.00	Aa2	1,134,660
1,250	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	Aa2	1,621,825
1,850	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,182,723
2,225	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	2,554,901
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,115,670
385	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA-	401,185
500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36	2/21 at 100.00	Aaa	590,260
Nuveen Investments	27

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 – AGM Insured	No Opt. Call	AA–	$1,240,140
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.500%, 1/01/38	1/19 at 100.00	AA+	1,205,010
1,975	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	2,228,096
22,440	Total Water and Sewer			25,796,957
$267,310	Total Investments (cost $204,334,229) – 140.0%			224,877,334
	Floating Rate Obligations – (2.0)%			(3,245,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.7)% (5)			(74,945,000)
	Other Assets Less Liabilities – 8.7%			13,905,314
	Net Assets Applicable to Common Shares – 100%			$160,592,648

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

28	Nuveen Investments

Nuveen Maryland Premium Income Municipal Fund
NMY	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.3% (3.0% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$572,654
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	426,424
160	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	166,725
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	363,475
250	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	BB+	252,300
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	101,944
12,130	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	12,448,531
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	1,037,130
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	1,403,840
16,930	Total Consumer Discretionary			16,773,023
	Consumer Staples – 7.6% (5.3% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
3,240	5.250%, 6/01/32	6/17 at 100.00	B+	3,230,215
2,665	5.625%, 6/01/47	6/17 at 100.00	B+	2,435,970
155,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	12,160,167
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002:
7,625	5.375%, 5/15/33	5/13 at 100.00	BBB+	7,633,616
3,270	5.500%, 5/15/39	5/13 at 100.00	BBB	3,273,695
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/13 at 100.00	A3	735,688
173,300	Total Consumer Staples			29,469,351
	Education and Civic Organizations – 12.0% (8.2% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BB+	2,403,951
3,020	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	3,157,199
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	1/13 at 100.00	BBB–	1,751,313
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A–	825,125
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2004, Trust 1003, 13.687%, 3/13/14 (IF)	No Opt. Call	AA+	3,966,082
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/30	6/16 at 100.00	Baa1	3,725,715
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	1,213,925
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/47	6/22 at 100.00	Baa1	1,688,055
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB	812,482
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R	2,207,751
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,419,366
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,487,359
615	5.000%, 5/01/20	5/15 at 100.00	AA	667,404

Nuveen Investments	29

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2012, 5.000%, 7/01/29	7/22 at 100.00	Aa3	$758,925
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	Aa3	11,643,699
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2012A, 3.000%, 4/01/13	No Opt. Call	AA+	2,019,220
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	Baa2	276,647
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	Baa2	1,208,227
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,099,580
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,799,830
41,665	Total Education and Civic Organizations			46,131,855
	Health Care – 27.8% (19.2% of Total Investments)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/36	9/16 at 100.00	AA–	563,520
1,115	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38	7/20 at 100.00	Baa3	1,231,952
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,629,761
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	441,446
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/40	7/19 at 100.00	A–	2,739,600
3,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A	3,176,936
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	2,708,279
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	1,066,000
1,275	5.000%, 7/01/37	7/22 at 100.00	A3	1,441,222
4,755	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	4,766,269
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	4,224,920
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (WI/DD, Settling 12/05/12)	7/22 at 100.00	BBB+	3,580,689
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	606,865
500	5.000%, 5/15/26	5/21 at 100.00	AA–	606,695
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/13 at 100.00	A+	4,237,295
6,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	6,862,356
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA–	3,017,608
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011, 6.000%, 7/01/41	7/21 at 100.00	A	1,209,980
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39	10/22 at 100.00	A	1,478,475
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
1,000	5.000%, 8/15/13	No Opt. Call	A2	1,032,960
4,050	5.375%, 8/15/24	8/14 at 100.00	A2	4,312,359

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	$8,604,632
2,300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB	2,591,824
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,508,689
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,133,130
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	4,243,762
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–	5,042,340
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	1,039,140
1,500	5.000%, 7/01/40	7/15 at 100.00	A	1,556,070
4,105	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	4,592,756
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	1,018,140
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A	755,783
1,325	5.000%, 7/01/36	7/16 at 100.00	A	1,423,540
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
6,575	5.750%, 1/01/38	1/18 at 100.00	BBB	7,224,807
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	2,164,227
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A:
2,910	4.500%, 1/01/22 – NPFG Insured	7/16 at 100.00	BBB	3,211,185
95	5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	BBB	101,296
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Adventist Healthcare, Series 2003A, 5.750%, 1/01/25	1/13 at 101.00	Baa2	784,106
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
3,605	5.375%, 7/01/14	1/13 at 100.00	B3	3,606,478
2,595	5.300%, 7/01/24	1/13 at 100.00	B3	2,580,676
99,775	Total Health Care			107,117,768
	Housing/Multifamily – 5.3% (3.6% of Total Investments)
2,060	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)	1/20 at 102.00	AA+	2,351,717
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/13 at 100.00	Aa2	2,502,800
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%, 7/01/32 (Alternative Minimum Tax)	1/13 at 100.00	Aa2	981,068
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	3,149,434
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	2,112,975
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	48,069
3,460	5.625%, 10/01/23	10/13 at 100.00	B3	3,146,524
2,615	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA–	2,726,164

Nuveen Investments	31

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$235	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15	1/13 at 100.00	Aa2	$235,891
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)	1/13 at 100.00	Aaa	405,834
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Overlook Apartments, Series 1995A:
970	5.700%, 12/20/15	12/12 at 100.00	AA+	973,657
1,670	5.750%, 12/20/19	12/12 at 100.00	AA+	1,675,294
20,200	Total Housing/Multifamily			20,309,427
	Housing/Single Family – 9.4% (6.5% of Total Investments)
3,535	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	3,877,471
3,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39	9/18 at 100.00	Aa2	3,201,780
2,130	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	2,395,845
5,425	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax) (UB) (4)	9/14 at 100.00	AA	5,529,755
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006:
1,800	4.750%, 9/01/25 (Alternative Minimum Tax) (UB) (4)	9/15 at 100.00	AA	1,872,486
7,500	4.875%, 9/01/26 (Alternative Minimum Tax) (UB) (4)	3/16 at 100.00	AA	7,864,650
2,345	4.900%, 9/01/26 (Alternative Minimum Tax) (UB) (4)	9/15 at 100.00	AA	2,443,348
4,075	4.900%, 9/01/31 (Alternative Minimum Tax) (UB) (4)	9/16 at 100.00	AA	4,276,425
	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007:
1,500	5.000%, 9/01/27 (Alternative Minimum Tax) (UB) (4)	3/17 at 100.00	AA	1,600,634
2,820	4.850%, 9/01/37 (Alternative Minimum Tax) (UB) (4)	3/17 at 100.00	AA	2,934,886
	Maryland Community Development Administration, Residential Revenue Bonds, Series 2009, Trust 3364:
240	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	241,505
34,370	Total Housing/Single Family			36,238,785
	Industrials – 2.7% (1.9% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	6,746,828
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB	3,623,332
9,235	Total Industrials			10,370,160
	Long-Term Care – 5.6% (3.8% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A–	5,434,552
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	BBB–	2,331,896
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010:
1,585	6.125%, 1/01/30	1/21 at 100.00	A	1,887,450
5,000	6.250%, 1/01/45	1/21 at 100.00	A	5,893,400
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31	7/16 at 100.00	N/R	1,044,260
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
780	5.000%, 1/01/17	No Opt. Call	N/R	807,027
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,468,994
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	2,577,687
19,570	Total Long-Term Care			21,445,266

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 11.6% (8.0% of Total Investments)
$1,310	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements, Series 2008, 5.000%, 4/01/13	No Opt. Call	AAA	$1,331,288
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
2,540	5.000%, 3/01/13	No Opt. Call	AAA	2,571,064
1,565	5.000%, 3/01/21	3/16 at 100.00	AAA	1,775,727
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	783,661
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2004, 5.000%, 8/01/13	No Opt. Call	AAA	1,032,440
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	Aa2	1,226,860
1,200	5.000%, 10/15/30	10/21 at 100.00	Aa2	1,464,660
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	Aa2	1,667,343
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2003, 4.000%, 7/15/13	No Opt. Call	AAA	153,609
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
2,145	5.000%, 3/01/14	No Opt. Call	AA	2,273,528
805	5.000%, 3/01/16	No Opt. Call	Aa1	923,842
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	2,142,772
4,000	Harford County, Maryland, General Obligation Bonds,Consolidated Public Improvement Series 2009, 5.000%, 7/01/13	No Opt. Call	Aaa	4,114,200
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17	1/14 at 100.00	AAA	2,424,468
2,330	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2003A, 5.250%, 3/01/13	No Opt. Call	AAA	2,360,080
1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2010B, 5.000%, 8/01/14	No Opt. Call	AAA	1,078,940
1,315	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2010A, 5.000%, 8/01/13	No Opt. Call	AAA	1,357,659
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	6,550,479
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006A, 5.000%, 5/01/16	No Opt. Call	AAA	3,232,628
1,315	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004F, 5.000%, 12/01/15	No Opt. Call	AAA	1,438,347
2,270	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,542,831
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,414,009
41,190	Total Tax Obligation/General			44,860,435
	Tax Obligation/Limited – 24.5% (16.9% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	947,045
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program, Series 2012, 4.000%, 10/01/14	No Opt. Call	AA+	409,486
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building Project, Series 2001:
1,580	5.000%, 8/01/20	8/13 at 100.00	AA+	1,593,999
1,660	5.000%, 8/01/21	8/13 at 100.00	AA+	1,674,708
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/13 at 100.00	BBB	120,398
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	308,562

Nuveen Investments	33

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
$119	5.600%, 7/01/20 – RAAI Insured	1/13 at 100.00	N/R	$119,201
450	5.700%, 7/01/29 – RAAI Insured	1/13 at 100.00	N/R	450,473
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
5,150	5.000%, 7/01/30	7/20 at 100.00	A–	5,834,744
2,305	5.000%, 7/01/40	7/20 at 100.00	A–	2,550,529
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,157,510
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	2,102,501
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	13,611,078
3,180	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13	No Opt. Call	AAA	3,245,222
1,000	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2010, 4.000%, 6/01/13	No Opt. Call	AA+	1,019,190
920	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center, Series 2012, 4.000%, 6/15/14	No Opt. Call	AA+	970,398
1,675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured	7/14 at 100.00	A+	1,695,251
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition Program, Series 2012, 3.000%, 10/15/14	No Opt. Call	AA+	3,143,940
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+	760,076
4,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	4,780,340
1,414	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	1,417,648
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa1	1,082,570
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,100	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	1,256,057
7,025	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	7,753,844
1,850	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	2,030,967
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.250%, 7/01/15 – FGIC Insured	7/13 at 100.00	Baa2	1,027,520
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	218,331
5,605	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	6,172,899
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	2/13 at 100.00	AA–	2,108,505
525	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004I, 5.250%, 7/01/33	7/14 at 100.00	Baa1	540,472
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
970	0.000%, 8/01/32	8/26 at 100.00	A+	1,025,436
1,500	5.750%, 8/01/37	8/19 at 100.00	A+	1,674,090
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,547,393
200	5.500%, 8/01/42	2/20 at 100.00	A+	217,036
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	4,637,517
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,615,110
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,739,840
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	31,105
12,140	0.000%, 8/01/56	No Opt. Call	AA–	969,986

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA:
$520	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	$596,518
2,350	5.300%, 7/01/35	7/20 at 100.00	A3	2,445,857
820	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	961,507
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A3	877,401
1,200	5.500%, 7/01/30	No Opt. Call	A3	1,362,780
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	2,763,473
1,645	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,834,159
111,403	Total Tax Obligation/Limited			94,402,672
	Transportation – 5.6% (3.9% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,187,931
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	130,062
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	BBB	272,767
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	BBB	746,250
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/13 at 100.00	N/R	1,301,885
1,000	5.000%, 7/01/34 – AMBAC Insured	1/13 at 100.00	N/R	1,001,050
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured	1/15 at 100.00	N/R	810,233
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	1/13 at 100.00	N/R	460,966
2,000	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008, 5.250%, 3/01/16	No Opt. Call	AAA	2,314,920
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2007, 5.000%, 7/01/30 – AGM Insured (UB)	7/17 at 100.00	AA–	11,614,368
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB	20,009
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB	70,025
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (5)	6/13 at 100.00	N/R	1,603,021
19,945	Total Transportation			21,533,487
	U.S. Guaranteed – 19.3% (13.3% of Total Investments) (6)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,157,971
1,530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)	5/13 at 100.00	AA+ (6)	1,560,738
1,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	AA (6)	1,028,070
3,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (6)	3,801,312
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AA (6)	2,627,400
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (6)	1,743,975
1,680	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16 (Pre-refunded 12/01/15)	12/15 at 100.00	AAA	1,909,354
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
40	5.000%, 3/01/14 (ETM)	No Opt. Call	Aa1 (6)	42,353
15	5.000%, 3/01/16 (ETM)	No Opt. Call	Aa1 (6)	17,209

Nuveen Investments	35

Nuveen Maryland Premium Income Municipal Fund (continued)
NMY	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004B:
$1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	$1,716,569
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,246,493
750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/15 (Pre-refunded 5/01/14)	5/14 at 100.00	AAA	799,688
2,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A– (6)	3,091,229
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997:
1,545	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,709,373
3,200	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	4,074,432
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)	1/13 at 100.00	N/R (6)	3,595,031
3,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (6)	4,163,223
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2003A, 6.000%, 4/01/35 (Pre-refunded 4/01/13)	4/13 at 101.00	AA+ (6)	1,029,210
885	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17 (Pre-refunded 1/15/14)	1/14 at 100.00	Aaa	930,914
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003:
1,465	5.000%, 6/15/21 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,502,636
1,620	5.000%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,661,618
1,700	5.000%, 6/15/24 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,743,673
1,555	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	1,750,370
1,670	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2003, 5.000%, 8/01/15 (Pre-refunded 8/01/13)	8/13 at 100.00	AAA	1,723,507
	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A:
500	5.000%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (6)	513,885
1,000	5.000%, 7/01/32 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (6)	1,027,770
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,500	5.000%, 10/01/17 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	1,559,925
5,770	5.000%, 10/01/18 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	6,000,512
1,315	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/19 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	1,377,134
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,383,723
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa	1,179,640
2,380	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	BBB (6)	3,094,452
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22 (Pre-refunded 10/01/16)	10/16 at 100.00	AA+ (6)	3,661,868
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	5,015,925
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,376,593
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,376,593
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,376,593
66,785	Total U.S. Guaranteed			74,570,961
	Utilities – 5.5% (3.8% of Total Investments)
5,750	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/13 at 100.00	N/R	5,782,200
4,000	Northeast Maryland Waste Disposal Authority, Montgomery County, Resource Recovery Bonds, Series 2003, 5.500%, 4/01/15 – AMBAC Insured (Alternative Minimum Tax)	4/13 at 100.00	AA	4,072,480

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 – NPFG Insured	No Opt. Call	BBB+	$621,825
2,015	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004OO, 5.000%, 7/01/13 – CIFG Insured	No Opt. Call	AA–	2,062,272
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	BBB+	3,777,840
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	BBB+	1,672,757
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	1,077,107
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 – NPFG Insured	No Opt. Call	BBB+	1,329,848
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	7/17 at 100.00	Baa3	781,115
20,480	Total Utilities			21,177,444
	Water and Sewer – 3.8% (2.6% of Total Investments)
2,690	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%, 7/01/42 – NPFG Insured	1/13 at 100.00	AA	2,699,711
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA	1,262,026
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	2,873,311
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA	3,446,400
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,385,020
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15	No Opt. Call	AAA	1,853,439
12,950	Total Water and Sewer			14,519,907
$687,798	Total Investments (cost $513,767,502) – 145.0%			558,920,541
	Floating Rate Obligations – (5.7)%			(21,995,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.1)% (7)			(166,144,000)
	Other Assets Less Liabilities – 3.8%			14,790,531
	Net Assets Applicable to Common Shares – 100%			$385,572,072

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.7%
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen Missouri Premium Income Municipal Fund
NOM	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.7% (2.4% of Total Investments)
$1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,309,890
	Education and Civic Organizations – 9.0% (5.9% of Total Investments)
250	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA–	269,663
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	728,066
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A, 6.500%, 10/01/35	10/18 at 103.00	BBB	809,697
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	670,346
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	684,342
2,730	Total Education and Civic Organizations			3,162,114
	Health Care – 36.4% (23.7% of Total Investments)
485	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39	6/19 at 100.00	AA–	556,935
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27	6/17 at 100.00	BBB+	796,936
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB–	960,430
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	N/R	488,813
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	795,743
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	BBB+	227,320
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	A3	609,320
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	376,071
750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42 (WI/DD, Settling 12/18/12)	11/22 at 100.00	AA–	780,330
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	582,070
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2010A, 5.000%, 11/15/30	11/20 at 100.00	A+	2,279,020
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,529,250
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,177,626
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, Reg S, 5.700%, 2/15/34	2/14 at 100.00	BBB+	514,560
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB–	783,317
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27	11/16 at 100.00	N/R	359,849
11,955	Total Health Care			12,817,590
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
105	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16	6/13 at 100.00	AA	105,320

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 2.6% (1.7% of Total Investments)
$350	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	$367,714
535	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	548,899
885	Total Housing/Single Family			916,613
	Long-Term Care – 11.6% (7.5% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	1,783,320
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.750%, 5/15/31	5/17 at 100.00	BBB–	528,495
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/32	8/17 at 100.00	BBB–	486,628
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	287,638
425	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	459,196
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	BBB–	527,375
3,900	Total Long-Term Care			4,072,652
	Materials – 2.1% (1.4% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	A	755,250
	Tax Obligation/General – 17.2% (11.2% of Total Investments)
600	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	672,120
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2005, 5.250%, 3/01/24 – AGM Insured	3/15 at 100.00	AA–	1,647,720
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	2,030,071
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AA–	572,625
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	1,120,190
5,285	Total Tax Obligation/General			6,042,726
	Tax Obligation/Limited – 28.9% (18.8% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 – FGIC Insured	12/15 at 100.00	Aa1	670,482
150	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	BBB+	154,083
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	274,847
455	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	515,856
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series 2011B, 4.350%, 12/01/23	12/21 at 100.00	Aa3	560,995
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	346,248
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	475,147
100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 5.000%, 6/01/21	6/16 at 100.00	N/R	105,242
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A	373,752

Nuveen Investments	39

Nuveen Missouri Premium Income Municipal Fund (continued)
NOM	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$415	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A–	$429,886
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/13 at 100.00	A	451,764
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/13 at 101.00	N/R	448,390
1,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,987,528
225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–	49,455
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	326,220
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A	638,346
1,395	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	12/12 at 100.00	N/R	1,395,000
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	342,972
400	5.500%, 11/01/27	11/14 at 100.00	N/R	402,944
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R	201,472
11,015	Total Tax Obligation/Limited			10,150,629
	Transportation – 12.8% (8.3% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/13 at 100.00	A	503,445
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	1,176,870
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA–	2,820,272
4,000	Total Transportation			4,500,587
	U.S. Guaranteed – 7.8% (5.1% of Total Investments) (4)
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (4)	86,530
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A, 5.000%, 3/01/23 (Pre-refunded 3/01/13)	3/13 at 100.00	AA+ (4)	1,649,772
	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004:
80	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	84,918
250	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	265,370
20	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	21,237
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%, 7/01/20 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	640,205
2,560	Total U.S. Guaranteed			2,748,032
	Utilities – 6.0% (3.9% of Total Investments)
110	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 4.125%, 1/01/21 – AMBAC Insured	1/16 at 100.00	A2	119,422
500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	A–	526,310
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	454,744
425	5.000%, 1/01/37	1/21 at 100.00	A2	474,462
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	548,910
1,965	Total Utilities			2,123,848

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 15.3% (9.9% of Total Investments)
$600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A	$688,884
1,150	Kansas City, Missouri, Water Revenue Bonds, Series 2012A, 4.500%, 12/01/36	12/21 at 100.00	AA+	1,334,897
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2006C, 5.000%, 5/01/36 – NPFG Insured	5/17 at 100.00	AAA	228,800
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB) (5)	12/16 at 100.00	AA+	3,122,412
4,915	Total Water and Sewer			5,374,993
$51,065	Total Investments (cost $50,078,529) – 153.7%			54,080,244
	Floating Rate Obligations – (6.3)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.8)% (6)			(17,880,000)
	Other Assets Less Liabilities – 3.4%			1,206,553
	Net Assets Applicable to Common Shares – 100%			$35,181,797

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	41

Nuveen North Carolina Premium Income Municipal Fund
NNC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.8% (0.5% of Total Investments)
$2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$2,002,260
	Education and Civic Organizations – 7.2% (4.6% of Total Investments)
30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	Aa2	35,682
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	1,688,520
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41 (UB)	10/15 at 100.00	AA+	2,740,925
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
970	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	978,022
1,650	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,658,531
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB	2,780,500
	The University of North Carolina, System Pool Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28	10/19 at 100.00	A3	1,170,760
1,000	5.375%, 10/01/29	10/19 at 100.00	A3	1,175,130
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
1,530	5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A+	1,688,003
445	5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A+	482,789
	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A–	1,101,680
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A–	1,560,030
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A–	1,635,815
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	272,728
17,310	Total Education and Civic Organizations			18,969,115
	Health Care – 34.1% (21.8% of Total Investments)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
1,840	5.250%, 10/01/27	10/17 at 100.00	N/R	1,919,562
1,725	5.250%, 10/01/38	10/17 at 100.00	N/R	1,770,747
2,750	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,112,670
4,950	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	5,348,921
2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–	2,332,460
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA–	6,039,600
2,270	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	2,539,608
3,860	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	A	4,332,618
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	629,398
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	2,327,700
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,357,240
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,545,700

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	$2,940,025
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31	7/21 at 100.00	BBB+	3,244,060
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35	1/21 at 100.00	A	1,944,802
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39	10/17 at 100.00	AA	2,378,618
9,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 4.000%, 12/01/45	12/22 at 100.00	AA–	9,319,318
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A, 5.000%, 10/01/27 (WI/DD, Settling 12/19/12)	10/22 at 100.00	A–	2,814,874
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	2,397,840
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A:
2,000	5.000%, 11/01/18	11/13 at 100.00	AA–	2,075,340
2,000	5.000%, 11/01/19	11/13 at 100.00	AA–	2,071,940
2,000	5.000%, 11/01/20	11/13 at 100.00	AA–	2,068,200
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial Hospital, Series 1999, 6.375%, 10/01/29	4/13 at 100.00	BBB+	2,008,680
1,700	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	1,986,212
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007:
500	5.000%, 11/01/20	11/17 at 100.00	A–	555,095
3,425	5.000%, 11/01/27	11/17 at 100.00	A–	3,668,826
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	3,371,806
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
1,195	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	1,252,922
1,000	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	1,042,640
750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	827,475
1,675	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	BBB	1,790,759
81,310	Total Health Care			89,015,656
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003:
965	5.150%, 1/01/22 (Alternative Minimum Tax)	7/13 at 105.00	AA+	1,024,676
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AA+	2,393,159
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured	6/13 at 100.00	N/R	1,005,990
4,225	Total Housing/Multifamily			4,423,825
	Housing/Single Family – 2.4% (1.5% of Total Investments)
1,555	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,624,369
2,200	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,448,688
2,020	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	2,095,831
5,775	Total Housing/Single Family			6,168,888

Nuveen Investments	43

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.2% (0.8% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
$700	5.400%, 10/01/27	10/16 at 100.00	N/R	$726,166
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,553,280
900	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	926,775
3,100	Total Long-Term Care			3,206,221
	Materials – 0.5% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,446,172
	Tax Obligation/General – 5.9% (3.7% of Total Investments)
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	3,283,495
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,729,054
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,247,747
	North Carolina State, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,058,510
1,800	5.000%, 3/01/22	3/14 at 100.00	AAA	1,900,170
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	6,107,964
13,245	Total Tax Obligation/General			15,326,940
	Tax Obligation/Limited – 24.7% (15.8% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G:
3,100	5.375%, 6/01/26	6/13 at 100.00	AA+	3,171,548
1,750	5.000%, 6/01/28	6/13 at 100.00	AA+	1,786,470
2,750	5.000%, 6/01/33	6/13 at 100.00	AA+	2,806,320
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	2,770,392
1,505	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	1,535,822
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	185,726
3,000	5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	3,428,100
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28	6/22 at 100.00	AA–	2,550,122
	Davidson County, North Carolina, Certificates of Participation, Series 2004:
1,000	5.250%, 6/01/14 – AMBAC Insured	No Opt. Call	Aa3	1,065,630
1,250	5.250%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,334,800
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,536,353
1,060	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,212,110
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	1,144,990
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA–	570,245
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,278,075
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,391,674
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,190,920
200	5.000%, 4/01/32	4/22 at 100.00	A1	236,372
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	2/19 at 100.00	AA+	462,872
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA	9,440,806
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 – NPFG Insured	6/14 at 100.00	A	1,429,390
44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 – NPFG Insured	3/14 at 100.00	A+	$2,082,480
9,450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	2,796,539
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
1,275	5.000%, 6/01/20	6/14 at 100.00	AA+	1,358,717
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,396,015
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	1,285,365
2,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 – AGM Insured	6/14 at 102.00	AA–	2,167,800
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA–	2,573,393
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA–	5,591,151
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	2,822,229
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	2,018,345
64,850	Total Tax Obligation/Limited			64,620,771
	Transportation – 15.4% (9.9% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	Aa3	5,774,700
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,839
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)	7/21 at 100.00	Aa3	1,571,640
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	641,700
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	Aa3	2,863,359
1,935	5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	Aa3	2,044,502
2,700	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,116,259
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	589,732
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA–	167,005
240	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	281,165
1,405	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,645,466
7,150	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	8,394,670
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA–	72,701
4,355	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA–	1,925,041
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA–	966,345
2,345	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	941,658
7,505	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	2,762,365
1,325	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	464,320
1,235	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A–	1,367,157
4,125	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	5/20 at 100.00	Aa3	4,766,438
47,145	Total Transportation			40,368,062
	U.S. Guaranteed – 19.4% (12.4% of Total Investments) (4)
	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
30	5.250%, 2/01/16 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	30,257
1,330	5.250%, 2/01/17 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	1,341,398

Nuveen Investments	45

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Catawba County, North Carolina, Certificates of Participation, Series 2004:
$1,800	5.250%, 6/01/21 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	$1,932,570
1,800	5.250%, 6/01/22 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	1,932,570
500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	548,765
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,343,722
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	780,965
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
500	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	557,195
1,295	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,443,135
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,827,384
1,715	5.250%, 4/01/20 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,827,384
1,000	5.250%, 4/01/22 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,065,530
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	25,110
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F:
3,000	5.500%, 1/01/15 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	3,013,650
150	5.500%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	150,683
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/23 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,582,290
2,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured	10/14 at 100.00	AA– (4)	2,466,810
2,035	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	N/R (4)	2,211,272
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	Aaa	5,397,846
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15 (Pre-refunded 10/01/13)	10/13 at 100.00	Aa1 (4)	2,376,080
2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	2,674,750
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,157,583
1,000	5.250%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,024,410
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B, 5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	2,198,754
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,059,010
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,323,763
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 (Pre-refunded 6/01/13) – AMBAC Insured	6/13 at 101.00	Aa2 (4)	1,845,547
555	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	613,269
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	2,492,717
2,725	5.000%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	2,854,056
1,500	5.000%, 12/01/23 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	1,571,040
47,180	Total U.S. Guaranteed			50,669,515
	Utilities – 12.1% (7.7% of Total Investments)
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	2,830,650
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	1,625,148

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25	7/22 at 100.00	A–	$4,273,395
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
95	6.000%, 1/01/22	No Opt. Call	A–	126,287
180	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	238,928
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,268,091
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A:
4,000	5.000%, 1/01/18 (WI/DD, Settling 12/11/12)	No Opt. Call	A	4,769,400
2,000	5.000%, 1/01/19 (WI/DD, Settling 12/11/12)	No Opt. Call	A	2,438,680
1,000	4.000%, 1/01/19 (WI/DD, Settling 12/11/12)	No Opt. Call	A	1,161,160
1,050	4.000%, 1/01/20 (WI/DD, Settling 12/11/12)	No Opt. Call	A	1,232,784
4,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A	4,685,293
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A	297,293
6,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/13 at 100.50	A1	6,582,353
28,240	Total Utilities			31,529,462
	Water and Sewer – 30.9% (19.8% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/15 at 100.00	A2	1,730,672
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA–	3,586,235
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA	507,463
1,005	5.000%, 8/01/35	8/18 at 100.00	AA	1,190,372
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	AA	2,597,847
1,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.250%, 7/01/13	No Opt. Call	AAA	1,565,083
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,187,750
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,539,321
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,456,975
	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002:
300	5.000%, 6/01/18 – NPFG Insured	6/13 at 100.00	AA	306,807
1,000	5.000%, 6/01/23 – NPFG Insured	6/13 at 100.00	AA	1,022,490
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	10,205,101
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28	5/22 at 100.00	AA–	1,906,946
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 – NPFG Insured	6/18 at 100.00	A2	1,437,250
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
2,020	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	2,398,548
1,020	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,207,160
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
500	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA–	613,645
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	2,543,730
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	1,481,928
1,550	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/18 at 100.00	Baa2	1,642,070

Nuveen Investments	47

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments
November 30, 2012 (Unaudited)

	Principal		Optional Call
	Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
		Water and Sewer (continued)
$		Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
	550	5.000%, 3/01/30	3/22 at 100.00	AAA	$686,362
	1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,986,016
		Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
	12,485	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	13,968,343
	6,975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,803,700
	40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series II-R-645-1, 13.713%, 3/01/14 (IF)	No Opt. Call	AAA	54,254
	10	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series II-R-645-2, 14.020%, 3/01/14 (IF)	No Opt. Call	AAA	13,562
	500	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%, 3/01/31	3/16 at 100.00	AAA	559,405
	1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 – AGM Insured	6/15 at 100.00	AA	1,096,640
	9,900	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	11,367,873
	70,195	Total Water and Sewer			80,663,548
	$385,975	Total Investments (cost $373,563,385) – 156.3%			408,410,435
		Floating Rate Obligations – (9.1)%			(23,715,000)
		MuniFund Term Preferred Shares, at Liquidation Value – (47.8)% (5)			(124,860,000)
		Other Assets Less Liabilities – 0.6%			1,453,269
		Net Assets Applicable to Common Shares – 100%			$261,288,704

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

48	Nuveen Investments

Nuveen Virginia Premium Income Municipal Fund
NPV	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.1% (4.9% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$910	5.250%, 6/01/32	6/17 at 100.00	B+	$907,252
700	5.625%, 6/01/47	6/17 at 100.00	B+	639,842
57,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	4,451,700
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002:
3,310	5.375%, 5/15/33	5/13 at 100.00	BBB+	3,313,740
325	5.500%, 5/15/39	5/13 at 100.00	BBB	325,367
11,425	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	9,130,743
2,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	B2	1,776,339
75,815	Total Consumer Staples			20,544,983
	Education and Civic Organizations – 7.9% (5.4% of Total Investments)
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	BBB	615,769
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,154,560
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured	3/13 at 100.00	A3	1,003,660
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	1,179,670
2,500	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A2	2,571,600
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41	9/21 at 100.00	A	1,865,796
1,890	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/13 at 100.00	BBB–	1,910,790
2,950	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	3,227,477
390	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/14	No Opt. Call	Baa2	406,953
3,600	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/28	9/18 at 100.00	Aa1	4,268,988
750	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2010B, 5.000%, 9/01/13	No Opt. Call	Aa1	777,165
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/13 at 100.00	N/R	501,140
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	Aa2	1,753,031
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	A–	579,390
20,925	Total Education and Civic Organizations			22,815,989
	Health Care – 22.7% (15.6% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31	7/20 at 100.00	A1	5,625,100
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	BBB+	1,663,455
250	5.000%, 9/01/37	9/17 at 100.00	BBB+	263,975

Nuveen Investments	49

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA–	$2,423,571
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009, Trust 11733, 14.967%, 11/15/29 (IF)	5/19 at 100.00	AA+	5,037,588
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	6,285,757
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	Baa1	3,071,650
2,480	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	12/12 at 100.00	Baa1	2,483,447
795	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A–	890,885
5,345	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	AA	5,926,536
2,880	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	5/13 at 100.00	A–	2,887,200
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured	No Opt. Call	A–	1,792,035
3,180	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	3,200,161
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/25	6/16 at 100.00	Baa1	2,150,800
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,145,240
2,025	5.250%, 6/15/31	6/16 at 100.00	Baa1	2,148,626
3,395	5.250%, 6/15/37	6/16 at 100.00	Baa1	3,574,460
2,550	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	2,882,393
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	4,678,641
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	1,863,162
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	3,105,498
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A	1,187,494
57,800	Total Health Care			65,287,674
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
970	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put 11/01/19) (Alternative Minimum Tax)	12/12 at 101.00	AA+	982,038
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	435,420
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	578,331
1,440	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	4/20 at 100.00	AA+	1,572,653
3,340	Total Housing/Multifamily			3,568,442
	Housing/Single Family – 6.1% (4.2% of Total Investments)
250	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	251,568
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,660,814
3,615	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	3,741,272

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	$2,842,038
7,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	8,209,600
17,105	Total Housing/Single Family			17,705,292
	Long-Term Care – 8.9% (6.1% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31	1/17 at 100.00	N/R	2,063,220
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	1,017,780
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	BBB	5,855,984
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A	1,059,500
800	4.875%, 10/01/36	10/16 at 100.00	A	839,280
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/17 at 100.00	BBB	102,636
4,740	5.000%, 10/01/35	10/35 at 100.00	BBB	4,863,335
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	2,754,535
2,000	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/13 at 100.00	N/R	2,008,180
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27	12/22 at 100.00	N/R	1,022,110
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39	12/16 at 100.00	N/R	1,508,100
1,000	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	1,036,700
1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	1,037,600
500	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	BBB+	518,095
25,815	Total Long-Term Care			25,687,055
	Tax Obligation/General – 12.7% (8.7% of Total Investments)
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,791,158
3,560	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2009A, 5.000%, 1/01/13	No Opt. Call	AAA	3,574,916
1,000	Hampton, Virginia, General Obligation Bonds, Series 1998, 5.000%, 1/15/13	No Opt. Call	AA+	1,006,070
1,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2009A, 4.000%, 7/01/14	No Opt. Call	AAA	1,059,080
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,973,054
1,000	Newport News, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 1/15/13	No Opt. Call	Aa1	1,006,070
6,050	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	7,137,608
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,415,181
380	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/13 at 100.00	BBB	391,115
610	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/15 – NPFG Insured	No Opt. Call	Baa1	662,423
740	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	828,941
560	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/15 – AGM Insured	7/14 at 100.00	AA–	592,463

Nuveen Investments	51

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$895	Richmond, Virginia, General Obligation Bonds, Refunding & Improvement Series 2012B, 2.000%, 7/15/13	No Opt. Call	AA+	$905,230
1,535	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,740,122
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,039,960
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	5,276,745
4,500	5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	5,276,745
32,750	Total Tax Obligation/General			36,676,881
	Tax Obligation/Limited – 33.1% (22.7% of Total Investments)
200	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	202,664
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
665	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	624,881
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	476,767
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured	1/15 at 100.00	AA-	1,464,245
1,375	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	1,534,294
2,300	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	2,606,659
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,178,090
500	5.250%, 1/01/36	1/22 at 100.00	A	578,755
5,600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A+	6,061,384
1,270	James City County Economic Development Authority, Virginia, Lease Revenue Bonds, County Government Projects, Series 2005, 5.000%, 7/15/19	7/15 at 100.00	AA+	1,410,310
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	1,000,227
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005, 5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa1	640,303
2,895	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – AGM Insured	1/13 at 100.00	AA–	2,897,113
680	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.000%, 7/01/33	7/13 at 100.00	Baa1	680,884
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
545	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	622,319
1,465	5.250%, 7/01/30 – AMBAC Insured	No Opt. Call	Baa1	1,619,162
5,565	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	6,142,369
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 1998, 5.000%, 7/01/28	1/13 at 100.00	Baa1	955,306
	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003:
1,000	5.250%, 7/01/15 – FGIC Insured	7/13 at 100.00	Baa2	1,027,520
1,500	5.250%, 7/01/17 – FGIC Insured	7/13 at 100.00	Baa2	1,541,280
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,000	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	2,081,200
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	765,650
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
2,000	5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	2,202,640
5,875	0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	BBB+	2,609,616
2,900	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	3,168,714
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
665	5.250%, 7/01/27	1/13 at 100.00	BBB	666,037
320	5.250%, 7/01/36	1/13 at 100.00	BBB	320,077

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
$1,190	5.750%, 8/01/37	8/19 at 100.00	A+	$1,328,111
3,400	6.000%, 8/01/42	8/19 at 100.00	A+	3,861,482
3,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	4,020,592
3,195	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+	3,685,049
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,174,800
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 6.250%, 7/01/13	No Opt. Call	A3	1,029,710
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A3	5,647
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB:
1,080	5.250%, 7/01/17 – AMBAC Insured	No Opt. Call	A3	1,189,685
1,290	5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	1,512,615
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
760	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A3	871,667
1,000	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	1,201,510
2,490	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	Baa2	2,735,713
500	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C, 5.000%, 2/01/37 – SYNCORA GTY Insured	2/17 at 100.00	BBB	533,740
5,000	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)	4/18 at 100.00	AA	5,728,200
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	1,109,370
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,174,231
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-3B, 13.345%, 2/01/27 (IF) (4)	2/19 at 100.00	AA+	2,740,091
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009, Trust 09-4B, 13.425%, 2/01/28 (IF) (4)	2/19 at 100.00	AA+	2,743,387
2,100	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2010A, 5.000%, 2/01/13	No Opt. Call	AA+	2,117,283
985	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	1,008,482
750	Virginia Public School Authority, Literary Trust Fund State Appropriation Bonds, School Technology Notes, Series 2008-VIII, 5.000%, 4/15/13	No Opt. Call	AA+	763,680
1,500	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005B, 5.250%, 8/01/13	No Opt. Call	AA+	1,551,030
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2009C, 5.000%, 8/01/13	No Opt. Call	AA+	2,064,840
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19	5/13 at 100.00	AA	95,372
600	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2010-A1, 5.000%, 5/15/13	No Opt. Call	AA+	613,308
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	2,136,960
1,275	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2007B, 5.000%, 5/15/13	No Opt. Call	AA+	1,303,280
104,825	Total Tax Obligation/Limited			95,378,301

Nuveen Investments	53

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 19.0% (13.1% of Total Investments)
$1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured	7/15 at 100.00	AA–	$1,095,130
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured	No Opt. Call	A–	1,213,540
4,125	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40	7/28 at 100.00	BBB	2,638,598
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA–	2,267,440
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	4,349,590
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	374,788
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	1,330,556
750	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/20 at 100.00	AA–	880,035
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C, 5.000%, 10/01/28	10/18 at 100.00	AA–	1,404,768
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A:
3,000	5.000%, 10/01/30	10/20 at 100.00	AA–	3,543,510
275	5.000%, 10/01/35	10/20 at 100.00	AA–	320,554
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–	2,694,800
6,700	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	6,189,527
3,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	BBB	3,132,660
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A–	3,558,930
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,628,370
3,415	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3	3,454,990
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	557,775
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,872,300
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	6,216,815
66,130	Total Transportation			54,724,676
	U.S. Guaranteed – 21.4% (14.7% of Total Investments) (5)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA– (5)	2,205,928
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA– (5)	1,214,040
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,756,815
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,854,702
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	2,859,332
1,122	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 102.00	N/R (5)	1,181,791
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	1,925,440
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,109,790
	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding Series 2004B:
1,000	5.125%, 2/15/16 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	1,057,560
750	5.000%, 2/15/24 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	792,510

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003:
$2,210	5.000%, 6/01/14 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (5)	$2,285,162
1,165	5.000%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (5)	1,204,622
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (5)	1,761,642
3,850	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 (Pre-refunded 1/15/13) – AMBAC Insured	1/13 at 100.00	Aa3 (5)	3,873,639
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003:
385	5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	N/R (5)	389,662
1,415	5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	AA+ (5)	1,432,249
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA	1,095,790
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	557,460
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (5)	1,267,464
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa1 (5)	1,043,670
2,145	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16 (Pre-refunded 5/01/14)	5/14 at 101.00	Aa1 (5)	2,309,951
1,015	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/18 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	1,062,959
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/18 – NPFG Insured (ETM)	No Opt. Call	BBB (5)	183,382
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	AA– (5)	951,769
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 (Pre-refunded 7/15/14) – AGM Insured	7/14 at 100.00	AA+ (5)	1,593,723
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 (Pre-refunded 7/15/15) – AGM Insured	7/15 at 100.00	AA+ (5)	694,623
	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B:
1,110	4.375%, 8/01/20 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (5)	1,140,014
2,000	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (5)	2,064,100
710	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	Baa2 (5)	822,698
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded 2/01/14) – AMBAC Insured	2/14 at 101.00	Aa2 (5)	1,080,020
1,260	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2003B, 5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (5)	1,289,938
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
6,510	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	7,028,716
1,510	5.625%, 6/01/37 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	1,702,963
2,295	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22 (Pre-refunded 5/01/15)	5/15 at 100.00	AA+ (5)	2,550,227
2,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20 (Pre-refunded 1/15/16)	1/16 at 100.00	AAA	2,395,659
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17 (Pre-refunded 8/01/15)	8/15 at 100.00	AA+ (5)	2,843,428
57,362	Total U.S. Guaranteed			61,583,438

Nuveen Investments	55

Nuveen Virginia Premium Income Municipal Fund (continued)
NPV	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 0.7% (0.5% of Total Investments)
$395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	$451,315
635	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/19 – NPFG Insured	No Opt. Call	BBB+	714,610
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	7/17 at 100.00	Baa3	781,115
1,760	Total Utilities			1,947,040
	Water and Sewer – 4.6% (3.2% of Total Investments)
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,495,091
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,720,660
3,300	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	3,670,623
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036, 13.478%, 10/01/15 (IF)	No Opt. Call	AAA	4,374,981
10,615	Total Water and Sewer			13,261,355
$474,242	Total Investments (cost $385,187,332) – 145.5%			419,181,126
	Floating Rate Obligations – (3.2)%			(9,250,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.2)% (6)			(127,408,000)
	Other Assets Less Liabilities – 1.9%			5,586,076
	Net Assets Applicable to Common Shares – 100%			$288,109,202

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of
Assets & Liabilities
November 30, 2012 (Unaudited)

							North
	Georgia		Maryland		Missouri		Carolina	Virginia
	Dividend		Premium		Premium		Premium	Premium
	Advantage 2		Income		Income		Income	Income
	(NKG	)	(NMY	)	(NOM	)	(NNC )	(NPV	)
Assets
Investments, at value (cost $204,334,229, $513,767,502, $50,078,529, $373,563,385 and $385,187,332, respectively)	$224,877,334		$558,920,541		$54,080,244		$408,410,435	$419,181,126
Cash	2,665,313		2,194,677		1,157,243		2,020,826	—
Receivables:
Interest	3,585,693		8,858,267		755,723		6,036,807	6,285,561
Investments sold	11,122,056		9,296,046		10,000		6,538,253	980,212
Deferred offering costs	848,165		2,170,993		354,584		1,595,582	1,251,904
Other assets	3,996		9,061		2,028		7,901	7,716
Total assets	243,102,557		581,449,585		56,359,822		424,609,804	427,706,519
Liabilities
Cash overdraft	—		—		—		—	675,904
Floating rate obligations	3,245,000		21,995,000		2,225,000		23,715,000	9,250,000
Payables:
Common share dividends	588,770		1,567,384		133,330		946,717	1,103,869
Investments purchased	2,906,589		4,570,071		768,495		12,416,898	39,123
Interest	165,513		374,966		31,290		272,738	279,882
Offering costs	—		276,836		70,439		236,204	84,870
MuniFund Term Preferred (MTP) Shares, at liquidation value	74,945,000		166,144,000		17,880,000		124,860,000	127,408,000
Accrued expenses:
Management fees	120,541		279,366		26,776		192,092	211,524
Trustees fees	850		2,946		192		2,124	2,210
Reorganization	457,941		423,994		—		555,890	361,561
Other	79,705		242,950		42,503		123,437	180,374
Total liabilities	82,509,909		195,877,513		21,178,025		163,321,100	139,597,317
Net assets applicable to Common shares	$160,592,648		$385,572,072		$35,181,797		$261,288,704	$288,109,202
Common shares outstanding	10,548,246		24,104,666		2,325,827		16,548,509	17,922,209
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.22		$16.00		$15.13		$15.79	$16.08
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$105,482		$241,047		$23,258		$165,485	$179,222
Paid-in surplus	142,408,155		338,844,434		31,017,899		226,672,890	252,105,107
Undistributed (Over-distribution of) net investment income	128,564		2,560,296		316,785		(260,348)	1,182,113
Accumulated net realized gain (loss)	(2,592,658)		(1,226,744)		(177,860)		(136,373)	648,966
Net unrealized appreciation (depreciation)	20,543,105		45,153,039		4,001,715		34,847,050	33,993,794
Net assets applicable to Common shares	$160,592,648		$385,572,072		$35,181,797		$261,288,704	$288,109,202
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited	Unlimited
Preferred	Unlimited		Unlimited		Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Operations
Six Months Ended November 30, 2012 (Unaudited)

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Investment Income	$4,767,147		$10,502,805		$1,255,777		$7,491,348		$7,841,460
Expenses
Management fees	644,783		1,364,125		162,244		1,020,127		1,053,662
Shareholder servicing agent fees and expenses	23,112		35,413		9,557		33,528		27,108
Interest expense and amortization of offering costs	1,034,375		2,209,689		247,757		1,785,125		1,638,504
Custodian fees and expenses	15,811		20,584		6,486		25,698		20,661
Trustees fees and expenses	2,948		6,164		758		4,800		4,758
Professional fees	17,688		14,806		12,245		22,560		12,424
Shareholder reporting expenses	71,347		52,259		12,931		110,665		34,156
Stock exchange listing fees	7,794		9,248		7,649		19,235		9,834
Investor relations expense	11,124		13,604		2,906		18,195		8,322
Reorganization expenses	14,627		—		—		6,211		—
Other expenses	22,584		10,687		12,079		24,993		10,860
Total expenses before custodian fee credit	1,866,193		3,736,579		474,612		3,071,137		2,820,289
Custodian fee credit	(1,026)		(771)		(146)		(1,608)		(855)
Net expenses	1,865,167		3,735,808		474,466		3,069,529		2,819,434
Net investment income (loss)	2,901,980		6,766,997		781,311		4,421,819		5,022,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	56,392		216,464		6,355		243,255		266,647
Change in net unrealized appreciation (depreciation) of investments	5,843,955		6,092,466		1,236,037		8,793,633		7,235,607
Net realized and unrealized gain (loss)	5,900,347		6,308,930		1,242,392		9,036,888		7,502,254
Net increase (decrease) in net assets applicable to Common shares from operations	$8,802,327		$13,075,927		$2,023,703		$13,458,707		$12,524,280

See accompanying notes to financial statements.

58	Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Georgia Dividend Advantage 2 (NKG)		Maryland Premium Income (NMY)		Missouri Premium Income (NOM)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/12	5/31/12	11/30/12	5/31/12	11/30/12	5/31/12
Operations
Net investment income (loss)	$2,901,980	$2,794,038	$6,766,997	$7,296,589	$781,311	$1,601,799
Net realized gain (loss) from investments	56,392	242,277	216,464	98,201	6,355	29,398
Change in net unrealized appreciation (depreciation) of investments	5,843,955	4,370,828	6,092,466	14,845,670	1,236,037	3,488,918
Net increase (decrease) in net assets applicable to Common shares from operations	8,802,327	7,407,143	13,075,927	22,240,460	2,023,703	5,120,115
Distributions to Common Shareholders
From net investment income	(2,982,972)	(3,157,205)	(6,594,027)	(8,215,471)	(850,984)	(1,810,947)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,982,972)	(3,157,205)	(6,594,027)	(8,215,471)	(850,984)	(1,810,947)
Capital Share Transactions
Common shares:
Issued in the Reorganizations(1)	87,714,734	—	211,807,271	—	—	—
Net proceeds issued to shareholders due to reinvestment of distributions	19,647	12,432	75,351	100,957	30,111	74,892
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	87,734,381	12,432	211,882,622	100,957	30,111	74,892
Net increase (decrease) in net assets applicable to Common shares	93,553,736	4,262,370	218,364,522	14,125,946	1,202,830	3,384,060
Net assets applicable to Common shares at the beginning of period	67,038,912	62,776,542	167,207,550	153,081,604	33,978,967	30,594,907
Net assets applicable to Common shares at the end of period	$160,592,648	$67,038,912	$385,572,072	$167,207,550	$35,181,797	$33,978,967
Undistributed (Over-distribution of) net investment income at the end of period	$128,564	$209,556	$2,560,296	$2,387,326	$316,785	$386,458

(1) Refer to Footnote 1 – General Information and Significant Accounting Policies, Fund Reorganizations for further details.

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Changes in Net Assets (continued)

	North Carolina Premium Income (NNC)		Virginia Premium Income (NPV)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/12	5/31/12	11/30/12	5/31/12
Operations
Net investment income (loss)	$4,421,819	$3,645,610	$5,022,026	$6,106,911
Net realized gain (loss) from investments	243,255	158,661	266,647	336,954
Change in net unrealized appreciation (depreciation) of investments	8,793,633	6,853,662	7,235,607	11,664,825
Net increase (decrease) in net assets applicable to Common shares from operations	13,458,707	10,657,933	12,524,280	18,108,690
Distributions to Common Shareholders
From net investment income	(5,120,761)	(4,508,294)	(4,866,379)	(7,259,759)
From accumulated net realized gains	—	—	—	(214,014)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(5,120,761)	(4,508,294)	(4,866,379)	(7,473,773)
Capital Share Transactions
Common shares:
Issued in the Reorganizations(1)	155,423,952	—	139,077,537	—
Net proceeds issued to shareholders due to reinvestment of distributions	29,851	91,188	274,869	432,067
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	155,453,803	91,188	139,352,406	432,067
Net increase (decrease) in net assets applicable to Common shares	163,791,749	6,240,827	147,010,307	11,066,984
Net assets applicable to Common shares at the beginning of period	97,496,955	91,256,128	141,098,895	130,031,911
Net assets applicable to Common shares at the end of period	$261,288,704	$97,496,955	$288,109,202	$141,098,895
Undistributed (Over-distribution of) net investment income at the end of period	$(260,348)	$438,594	$1,182,113	$1,026,466

(1) Refer to Footnote 1 – General Information and Significant Accounting Policies, Fund Reorganizations for further details.

See accompanying notes to financial statements.

60	Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2012 (Unaudited)

	Georgia	Maryland	Missouri
	Dividend	Premium	Premium
	Advantage 2	Income	Income
	(NKG )	(NMY )	(NOM )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$8,802,327	$13,075,927	$2,023,703
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(14,203,764)	(48,593,115)	(1,580,078)
Proceeds from sales and maturities of investments	18,605,000	49,971,475	1,830,000
Assets and (Liabilities) acquired in the Reorganization, net	(35,001,647)	(82,738,631)	—
Amortization (Accretion) of premiums and discounts, net	119,418	247,840	39,002
(Increase) Decrease in:
Receivable for interest	(2,028,898)	(4,658,743)	(25,873)
Receivable for investments sold	(11,122,056)	(6,106,671)	5,000
Other assets	7,606	19,335	8,162
Increase (Decrease) in:
Payable for interest	87,127	185,558	(3,129)
Payable for investments purchased	2,906,589	4,152,000	284,703
Accrued management fees	66,925	149,178	(545)
Accrued Trustees fees	460	2,001	(11)
Accrued other expenses	(83,609)	(180,848)	2,731
Net realized (gain) loss from investments	(56,392)	(216,464)	(6,355)
Change in net unrealized (appreciation) depreciation of investments	(5,843,955)	(6,092,466)	(1,236,037)
Taxes paid on undistributed capital gains	(1,471)	(14,666)	—
Net cash provided by (used in) operating activities	(37,746,340)	(80,798,290)	1,341,273
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(454,044)	(1,054,438)	59,205
Increase (Decrease) in:
Cash overdraft balance	—	(2,439,861)	—
Payable for offering costs	(16,250)	107,398	1,882
Accrued reorganization expense	457,941	423,994	—
MTP Shares, at liquidation value	42,680,000	91,551,000	—
Cash distributions paid to Common shareholders	(2,624,137)	(5,595,126)	(828,678)
Net cash provided by (used in) financing activities	40,043,510	82,992,967	(767,591)
Net Increase (Decrease) in Cash	2,297,170	2,194,677	573,682
Cash at the beginning of period	368,143	—	583,561
Cash at the End of Period	$2,665,313	$2,194,677	$1,157,243

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Georgia		Maryland		Missouri
Dividend		Premium		Premium
Advantage 2		Income		Income
(NKG	)	(NMY	)	(NOM	)
$19,647		$75,351		$30,111

Cash paid for interest (excluding amortization of offering costs) was as follows:

Georgia		Maryland		Missouri
Dividend		Premium		Premium
Advantage 2		Income		Income
(NKG	)	(NMY	)	(NOM	)
$788,078		$1,698,777		$191,682

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Cash Flows (Unaudited) (continued)

	North
	Carolina	Virginia
	Premium	Premium
	Income	Income
	(NNC )	(NPV )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$13,458,707	$12,524,280
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(41,460,121)	(38,770,334)
Proceeds from sales and maturities of investments	29,090,450	36,889,500
Assets and (Liabilities) acquired in Reorganization, net	(63,243,549)	(62,237,994)
Amortization (Accretion) of premiums and discounts, net	445,884	145,478
(Increase) Decrease in:
Receivable for interest	(3,597,245)	(3,249,725)
Receivable for investments sold	(2,256,255)	1,095,898
Other assets	18,116	20,263
Increase (Decrease) in:
Payable for interest	152,852	141,408
Payable for investments purchased	11,062,590	(589,820)
Accrued management fees	113,802	101,995
Accrued Trustees fees	1,546	1,417
Accrued other expenses	(272,371)	(214,983)
Net realized (gain) loss from investments	(243,255)	(266,647)
Change in net unrealized (appreciation) depreciation of investments	(8,793,633)	(7,235,607)
Taxes paid on undistributed capital gains	(3,235)	(30,202)
Net cash provided by (used in) operating activities	(65,525,717)	(61,675,073)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(740,898)	(441,608)
Increase (Decrease) in:
Cash overdraft balance	(2,841,072)	(93,029)
Payable for offering costs	32,122	(117,700)
Accrued reorganization expense	555,890	361,561
MTP Shares, at liquidation value	75,025,000	66,000,000
Cash distributions paid to Common shareholders	(4,484,499)	(4,034,151)
Net cash provided by (used in) financing activities	67,546,543	61,675,073
Net Increase (Decrease) in Cash	2,020,826	—
Cash at the beginning of period	—	—
Cash at the End of Period	$2,020,826	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

North
Carolina		Virginia
Premium		Premium
Income		Income
(NNC	)	(NPV	)
$29,851		$274,869

Cash paid for interest (excluding amortization of offering costs) was as follows:

North
Carolina		Virginia
Premium		Premium
Income		Income
(NNC	)	(NPV	)
$1,344,573		$1,213,142

See accompanying notes to financial statements.

62	Nuveen Investments

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Nuveen Investments	63

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2013(g)	$14.71	$.31	$.54	$—	$—		$.85	$(.34)	$—	$(.34)	$15.22	$15.23
2012	13.78	.61	1.01	—	—		1.62	(.69)	—	(.69)	14.71	14.73
2011	14.21	.65	(.36)	—	—		.29	(.72)	—	(.72)	13.78	13.92
2010	13.27	.78	.87	(.02)	—		1.63	(.69)	—	(.69)	14.21	14.00
2009	13.92	.87	(.73)	(.16)	—		(.02)	(.63)	—	(.63)	13.27	11.88
2008	14.44	.88	(.50)	(.26)	—		.12	(.64)	—	(.64)	13.92	13.18

Maryland Premium Income (NMY)
Year Ended 5/31:
2013(g)	15.68	.28	.43	—	—		.71	(.39)	—	(.39)	16.00	15.95
2012	14.37	.68	1.40	—	—		2.08	(.77)	—	(.77)	15.68	15.64
2011	14.77	.80	(.43)	(.01)	—		.36	(.76)	—	(.76)	14.37	14.00
2010	13.58	.84	1.10	(.02)	—		1.92	(.73)	—	(.73)	14.77	14.43
2009	14.19	.89	(.67)	(.16)	(.01)		.05	(.63)	(.03)	(.66)	13.58	12.68
2008	14.57	.88	(.41)	(.24)	—		.23	(.61)	—	(.61)	14.19	13.10

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

64	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)	Portfolio Turnover Rate

5.80%	5.86%		$160,593	2.69	%*	4.18	%*	N/A		N/A	7%
11.12	12.04		67,039	2.95		4.30		N/A		N/A	11
4.84	2.13		62,777	2.79		4.64		2.75%		4.68%	4
24.23	12.54		64,721	1.75		5.43		1.59		5.59	3
(4.77)	.20		60,419	1.42		6.54		1.13		6.84	13
(4.64)	.89		63,402	1.23		5.82		.83		6.22	23

4.55	4.60		385,572	2.45	*	4.44	*	N/A		N/A	11
17.69	14.82		167,208	2.91		4.54		N/A		N/A	7
2.32	2.53		153,082	2.10		5.48		N/A		N/A	6
19.89	14.44		157,243	1.49		5.88		N/A		N/A	2
2.57	.66		144,504	1.35		6.80		N/A		N/A	5
(7.55)	1.63		150,994	1.25		6.13		N/A		N/A	14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	After expense reimbursement from the Adviser, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Georgia Dividend Advantage 2 (NKG) for any fees and expenses.
(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2013(g)	1.49	%*
2012	1.56
2011	1.60
2010	.55
2009	.10
2008	—

Maryland Premium Income (NMY)
Year Ended 5/31:
2013(g)	1.45	%*
2012	1.56
2011	1.00
2010	.32
2009	.05
2008	.01

(g)	For the six months ended November 30, 2012.
N/A	Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Missouri Premium Income (NOM)
Year Ended 5/31:
2013(f)	$14.62	$.34	$.54	$—	$—	$.88	$(.37)	$—	$(.37)	$15.13	$17.40
2012	13.19	.69	1.52	—	—	2.21	(.78)	—	(.78)	14.62	16.90
2011	13.55	.78	(.35)	(.01)	—	.42	(.78)	—	(.78)	13.19	13.88
2010	12.44	.83	.99	(.03)	—	1.79	(.68)	—	(.68)	13.55	16.50
2009	13.52	.85	(1.12)	(.16)	—	(.43)	(.65)	—	(.65)	12.44	12.90
2008	14.27	.89	(.62)	(.20)	(.04)	.03	(.65)	(.13)	(.78)	13.52	14.76

North Carolina Premium Income (NNC)
Year Ended 5/31:
2013(f)	15.30	.27	.57	—	—	.84	(.35)	—	(.35)	15.79	15.80
2012	14.34	.57	1.10	—	—	1.67	(.71)	—	(.71)	15.30	15.97
2011	14.72	.69	(.32)	(.01)	—	.36	(.74)	—	(.74)	14.34	14.41
2010	13.78	.81	.87	(.03)	—	1.65	(.71)	—	(.71)	14.72	15.37
2009	13.98	.85	(.27)	(.17)	—	.41	(.61)	—	(.61)	13.78	12.60
2008	14.36	.84	(.35)	(.23)	(.01)	.25	(.59)	(.04)	(.63)	13.98	13.30

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

66	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

5.25%	6.07%	$35,182	2.76	%*	4.54	%*	3%
28.21	17.16	33,979	2.95		4.93		13
(11.29)	3.22	30,595	2.30		5.90		11
34.31	14.69	31,348	1.37		6.37		7
(7.83)	(2.92)	28,734	1.55		6.96		2
(5.74)	.26	31,170	1.52		6.43		5

1.21	5.56	261,289	2.75	*	3.95	*	9
16.23	11.88	97,497	3.28		3.85		18
(1.27)	2.57	91,256	2.49		4.77		10
28.20	12.24	93,570	1.54		5.68		6
(.44)	3.22	87,558	1.39		6.43		7
(2.52)	1.76	88,827	1.39		5.94		6

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Missouri Premium Income (NOM)
Year Ended 5/31:
2013(f)	1.44	%*
2012	1.55
2011	.93
2010	.03
2009	13
2008	.21

North Carolina Premium Income (NNC)
Year Ended 5/31:
2013(f)	1.60	%*
2012	1.71
2011	1.29
2010	.34
2009	.07
2008	.14

(f)	For the six months ended November 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Virginia Premium Income (NPV)
Year Ended 5/31:
2013(f)	$15.60	$.34	$.53	$—	$—	$.87	$(.39)	$—	$(.39)	$16.08	$16.54
2012	14.42	.68	1.32	—	—	2.00	(.80)	(.02)	(.82)	15.60	17.05
2011	14.73	.77	(.27)	(.01)	—	.49	(.80)	—	(.80)	14.42	14.92
2010	13.76	.88	.93	(.03)	—	1.78	(.81)	—	(.81)	14.73	15.85
2009	14.39	.90	(.66)	(.15)	(.02)	.07	(.65)	(.05)	(.70)	13.76	14.36
2008	14.89	.88	(.40)	(.22)	(.03)	.23	(.64)	(.09)	(.73)	14.39	14.04

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

68	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

(.60)%	5.65%		$288,109	2.43	%*	4.33	%*	11%
20.61	14.26		141,099	2.78		4.49		12
(.58)	3.48		130,032	2.11		5.36		12
16.60	13.19		132,302	1.45		6.14		3
8.05	.88		123,119	1.36		6.82		6
(2.94)	1.56		128,512	1.25		6.02		14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Virginia Premium Income (NPV)
Year Ended 5/31:
2013(f)	1.41	%*
2012	1.41
2011	.93
2010	.29
2009	.08
2008	.02

(f)	For the six months ended November 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period(a)		ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Asset Coverage Per $1 Liquidation Preference
Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2013(b)	$—	$—	$74,945	$31.43	$—
2012	—	—	32,265	30.78	—
2011	—	—	32,265	29.46	—
2010	—	—	32,265	30.06	—
2009	31,700	72,649	—	—	—
2008	33,000	73,032	—	—	—

Maryland Premium Income (NMY)
Year Ended 5/31:
2013(b)	—	—	166,144	33.21	—
2012	—	—	74,593	32.42	—
2011	—	—	74,593	30.52	—
2010	32,975	79,788	38,775	31.92	3.19
2009	70,875	75,972	—	—	—
2008	79,100	72,722	—	—	—

(a)     The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2013	(b)	2012	2011		2010	(d)
Georgia Dividend Advantage 2 (NKG)
Series 2015 (NKG PRC)
Ending Market Value per Share	$10.08		$10.10	$10.06		$9.99
Average Market Value per Share	10.08		10.07	10.02		9.99	^
Series 2015-1 (NKG PRD) (c)
Ending Market Value per Share	10.05		—	—		—
Average Market Value per Share	10.07	Ω	—	—		—
Series 2015-2 (NKG PRE) (c)
Ending Market Value per Share	10.07		—	—		—
Average Market Value per Share	10.07	Ω	—	—		—

Maryland Premium Income (NMY)
Series 2015 (NMY PRC)
Ending Market Value per Share	10.05		10.06	10.09		10.00
Average Market Value per Share	10.10		10.10	10.04		10.01	^
Series 2016 (NMY PRD)
Ending Market Value per Share	10.16		10.11	10.10		—
Average Market Value per Share	10.17		10.14	10.04	^^	—
Series 2015 (NMY PRE) (c)
Ending Market Value per Share	10.07		—	—		—
Average Market Value per Share	10.08	ΩΩ	—	—		—
Series 2015-1(NMY PRF) (c)
Ending Market Value per Share	10.06		—	—		—
Average Market Value per Share	10.08	ΩΩ	—	—		—
Series 2015-1(NMY PRG) (c)
Ending Market Value per Share	10.08		—	—		—
Average Market Value per Share	10.09	ΩΩ	—	—		—
Series 2016 (NMY PRH) (c)
Ending Market Value per Share	10.10		—	—		—
Average Market Value per Share	10.13	ΩΩ	—	—		—

(b)	For the six months ended November 30, 2012.
(c)
MTP Shares issued in connection with the Reorganizations as further described in Footnote 1, General Information and Significant Accounting Policies, Fund Reorganizations and MuniFund Term Preferred Shares.

(d)	The Fund did not issue MTP Shares prior to the fiscal year ended May 31, 2010.
^	For the period January 29, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period March 15, 2011 (first issuance date of shares) through May 31, 2011.
Ω	For the period July 9, 2012 (effective date of the Reorganizations) through November 30, 2012.
ΩΩ	For the period August 6, 2012 (effective date of the Reorganizations) through November 30, 2012.

70	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period(a)		ARPS and MTP Shares at the End of Period
	Aggregate Amount	Asset	Aggregate Amount	Asset	Asset Coverage
	Outstanding	Coverage	Outstanding	Coverage	Per $1 Liquidation
	(000)	Per $25,000 Share	(000)	Per $10 Share	Preference
Missouri Premium Income (NOM)
Year Ended 5/31:
2013(b)	$—	$—	$17,880	$29.68	$—
2012	—	—	17,880	29.00	—
2011	—	—	17,880	27.11	—
2010	16,000	73,981	—	—	—
2009	16,000	69,897	—	—	—
2008	16,000	73,703	—	—	—

North Carolina Premium Income (NNC)
Year Ended 5/31:
2013(b)	—	—	124,860	30.93	—
2012	—	—	49,835	29.56	—
2011	—	—	49,835	28.31	—
2010	21,550	76,020	24,300	30.41	3.04
2009	46,800	71,773	—	—	—
2008	46,800	72,450	—	—	—

(a)     The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2013	(b)	2012	2011		2010	(d)
Missouri Premium Income (NOM)
Series 2015 (NOM PRC)
Ending Market Value per Share	$10.04		$10.40	$13.88		$—
Average Market Value per Share	10.09		9.98	15.41	Δ	—

North Carolina Premium Income (NNC)
Series 2015 (NNC PRC)
Ending Market Value per Share	10.06		10.11	10.04		9.99
Average Market Value per Share	10.12		10.09	10.04		10.01	ΔΔ
Series 2016 (NNC PRD)
Ending Market Value per Share	10.12		10.10	10.00		—
Average Market Value per Share	10.10		10.07	9.94	ΔΔΔ	—
Series 2015 (NNC PRE) (c)
Ending Market Value per Share	10.06		—	—		—
Average Market Value per Share	10.07	Ω	—	—		—
Series 2015-1 (NNC PRF) (c)
Ending Market Value per Share	10.04		—	—		—
Average Market Value per Share	10.06	Ω	—	—		—
Series 2015-1 (NNC PRG) (c)
Ending Market Value per Share	10.08		—	—		—
Average Market Value per Share	10.07	Ω	—	—		—

(b)	For the six months ended November 30, 2012.
(c)
MTP Shares issued in connection with the Reorganizations as further described in Footnote 1, General Information and Significant Accounting Policies, Fund Reorganizations and MuniFund Term Preferred Shares.

(d)	Missouri Premium Income (NOM) and North Carolina Premium Income (NNC) did not issue MTP Shares prior to the fiscal year ended May 31, 2011 and May 31, 2010, respectively.
Δ	For the period November 9, 2010 (first issuance date of shares) through May 31, 2011.
ΔΔ	For the period January 21, 2010 (first issuance date of shares) through May 31, 2010.
ΔΔΔ	For the period December 14, 2010 (first issuance date of shares) through May 31, 2011.
Ω	For the period July 9, 2012 (effective date of the Reorganizations) through November 30, 2012.
ΩΩ	For the period August 6, 2012 (effective date of the Reorganizations) through November 30, 2012.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

					ARPS and
					MTP Shares
					at the
	ARPS at the End of Period		MTP Shares at the End of Period(a)		End of Period
	Aggregate Amount	Asset	Aggregate Amount	Asset	Asset Coverage
	Outstanding	Coverage	Outstanding	Coverage	Per $1 Liquidation
	(000)	Per $25,000 Share	(000)	Per $10 Share	Preference
Virginia Premium Income (NPV)
Year Ended 5/31:
2013(b)	$—	$—	$127,408	$32.61	$—
2012	—	—	61,408	32.98	—
2011	—	—	61,408	31.18	—
2010	25,550	82,269	32,205	32.91	3.29
2009	63,800	73,244	—	—	—
2008	63,800	75,357	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2013	(b)	2012	2011		2010	(d)
Virginia Premium Income (NPV)
Series 2014 (NPV PRA)
Ending Market Value per Share	$10.04		$10.12	$10.03		$—
Average Market Value per Share	10.09		10.10	10.02	*	—
Series 2015 (NPV PRC)
Ending Market Value per Share	10.08		10.13	10.01		10.00
Average Market Value per Share	10.09		10.09	10.07		10.00	**
Series 2014 (NPV PRD) (c)
Ending Market Value per Share	10.10		—	—		—
Average Market Value per Share	10.09	ΩΩ	—	—		—
Series 2014-1 (NPV PRE) (c)
Ending Market Value per Share	10.13		—	—		—
Average Market Value per Share	10.09	ΩΩ	—	—		—

(b)	For the six months ended November 30, 2012.
(c)
MTP Shares issued in connection with the Reorganizations as further described in Footnote 1, General Information and Significant Accounting Policies, Fund Reorganizations and MuniFund Term Preferred Shares.

(d)	The Fund did not issue MTP Shares prior to the fiscal year ended May 31, 2010.
*	For the period March 14, 2011 (first issuance date of shares) through May 31, 2011.
**	For the period January 26, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩ	For the period August 6, 2012 (effective date of the Reorganizations) through November 30, 2012.

72	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Missouri Premium Income Municipal Fund (NOM), Nuveen North Carolina Premium Income Municipal Fund (NNC) and Nuveen Virginia Premium Income Municipal Fund (NPV) (each a “Fund” and collectively, the “Funds”). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange (“NYSE”) while common shares of Georgia Dividend Advantage 2 (NKG), North Carolina Premium Income (NNC) and Missouri Premium Income (NOM) are traded on the NYSE MKT. The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end registered investment companies.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisers, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Fund Reorganizations
Effective before the opening of business on July 9, 2012, certain Georgia and North Carolina funds and effective before the opening of business on August 6, 2012, certain Maryland and Virginia funds (the “Acquired Funds”) were reorganized in four of the larger-state funds included in this report (the “Acquiring Funds”) as follows:

Acquired Funds	Acquiring Funds
Georgia Funds
Nuveen Georgia Premium Income Municipal Fund (NPG) (“Georgia Premium Income (NPG)”)	Georgia Dividend Advantage 2 (NKG)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (“Georgia Dividend Advantage (NZX)”)

Maryland Funds
Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (“Maryland Dividend Advantage (NFM)”)	Maryland Premium Income (NMY)
Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (“Maryland Dividend Advantage 2 (NZR)”)
Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (“Maryland Dividend Advantage 3 (NWI)”)

North Carolina Funds
Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (“North Carolina Dividend Advantage (NRB)”)	North Carolina Premium Income (NNC)
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (“North Carolina Dividend Advantage 2 (NNO)”)
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (“North Carolina Dividend Advantage 3 (NII)”)

Virginia Funds
Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (“Virginia Dividend Advantage (NGB)”)	Virginia Premium Income (NPV)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (“Virginia Dividend Advantage 2 (NNB)”)

The reorganizations of the Georgia, Maryland, North Carolina and Virginia Funds were approved by the shareholders of the Acquired Funds at a special meeting on May 15, 2012, July 18, 2012, May 14, 2012 and June 22, 2012, respectively.

Upon the closing of each Fund’s reorganization (each a “Reorganization” and collectively, the “Reorganizations”), the Acquired Funds transferred their assets to the Acquiring Funds in exchange for common and preferred shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Funds. Holders of common shares of the Acquired Funds received newly issued common shares of the Acquiring Funds, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the Reorganizations (including for this purpose fractional Acquiring Funds shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (“MTP”) Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of the Acquiring Funds, in exchange for their MTP Shares of the Acquired Funds held immediately prior to the Reorganizations. Details of each state’s Reorganizations are further described in the MuniFund Term Preferred Shares section of this footnote and Footnote 8 – Fund Reorganizations.

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Advisor. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2012, Maryland Premium Income (NMY), Missouri Premium Income (NOM) and North Carolina Premium Income (NNC) had outstanding delayed delivery purchase commitments of $3,522,961, $768,495 and $12,416,898, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally

74	Nuveen Investments

the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MTP Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS in previous fiscal periods. Each Fund’s MTP Shares may be issued in one or more Series and trade on the NYSE. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances.

In connection with Georgia Dividend Advantage 2’s (NKG), Maryland Premium Income’s (NMY), North Carolina Premium Income’s (NNC) and Virginia Premium Income’s (NPV) Reorganizations, holders of MTP Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of the Acquiring Funds, in exchange for MTP Shares of the Acquired Funds held immediately prior to the Reorganizations.

Prior to the closing of the Reorganizations, the Acquired Funds’ outstanding MTP Shares and annual interest rate by NYSE “ticker” symbol were as follows:

				Shares
				Outstanding	Annual
		NYSE	Shares	at $10 Per Share	Interest
	Series	Ticker	Outstanding	Liquidation Value	Rate
Georgia Premium Income (NPG)
	2015	NPG PRC	2,834,000	$28,340,000	2.65%
Georgia Dividend Advantage (NZX)
	2015	NZX PRC	1,434,000	$14,340,000	2.65%
Maryland Dividend Advantage (NFM)
	2015	NFM PRC	2,648,500	$26,485,000	2.60%
Maryland Dividend Advantage 2 (NZR)
	2015	NZR PRC	2,730,000	$27,300,000	2.60%
Maryland Dividend Advantage 3 (NWI)
	2015	NWI PRC	2,070,000	$20,700,000	2.65%
	2016	NWI PRD	1,706,600	17,066,000	2.85
North Carolina Dividend Advantage (NRB)
	2015	NRB PRC	1,660,000	$16,600,000	2.60%
North Carolina Dividend Advantage 2 (NNO)
	2015	NNO PRC	2,970,000	$29,700,000	2.60%
North Carolina Dividend Advantage 3 (NII)
	2015	NII PRC	2,872,500	$28,725,000	2.65%
Virginia Dividend Advantage (NGB)
	2014	NGB PRC	2,280,000	$22,800,000	2.80%
Virginia Dividend Advantage 2 (NNB)
	2014	NNB PRC	4,320,000	$43,200,000	2.80%

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

As of November 30, 2012, the Funds’ outstanding MTP Shares and annual interest rate by NYSE ticker symbol are as follows:

				Shares
				Outstanding	Annual
		NYSE	Shares	at $10 Per Share	Interest
	Series	Ticker	Outstanding	Liquidation Value	Rate
Georgia Dividend Advantage 2 (NKG)
	2015	NKG PRC	3,226,500	$32,265,000	2.65%
	2015-1 *	NKG PRD	2,834,000	28,340,000	2.65
	2015-2 *	NKG PRE	1,434,000	14,340,000	2.65
Maryland Premium Income (NMY)
	2015	NMY PRC	3,877,500	38,775,000	2.65%
	2016	NMY PRD	3,581,800	35,818,000	2.90
	2015 *	NMY PRE	2,648,500	26,485,000	2.60
	2015-1 *	NMY PRF	2,730,000	27,300,000	2.60
	2015-1 *	NMY PRG	2,070,000	20,700,000	2.65
	2016 *	NMY PRH	1,706,600	17,066,000	2.85
Missouri Premium Income (NOM)
	2015	NOM PRC	1,780,000	17,800,000	2.10%
North Carolina Premium Income (NNC)
	2015	NNC PRC	2,430,000	24,300,000	2.65%
	2016	NNC PRD	2,553,500	25,535,000	2.60
	2015 *	NNC PRE	1,660,000	16,600,000	2.60
	2015-1 *	NNC PRF	2,970,000	29,700,000	2.60
	2015-1 *	NNC PRG	2,872,500	28,725,000	2.65
Virginia Premium Income (NPV)
	2014	NPV PRA	2,920,300	29,203,000	2.25%
	2015	NPV PRC	3,220,500	32,205,000	2.65
	2014 *	NPV PRD	2,280,000	22,800,000	2.80
	2014-1 *	NPV PRE	4,320,000	43,200,000	2.80

* MTP Shares issued in connection with the Reorganizations.

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares by NYSE ticker symbol are as follows:

			Term	Optional	Premium
		NYSE	Redemption	Redemption	Expiration
	Series	Ticker	Date	Date	Date
Georgia Dividend Advantage 2 (NKG)
	2015	NKG PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2015-1 *	NKG PRD	March 1, 2015	March 1, 2012	February 28, 2013
	2015-2 *	NKG PRE	March 1, 2015	March 1, 2012	February 28, 2013
Maryland Premium Income (NMY)
	2015	NMY PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NMY PRD	April 1, 2016	April 1, 2012	March 31, 2013
	2015 *	NMY PRE	May 1, 2015	May 1, 2012	April 30, 2013
	2015-1 *	NMY PRF	May 1, 2015	May 1, 2012	April 30, 2013
	2015-1 *	NMY PRG	March 1, 2015	March 1, 2012	February 28, 2013
	2016 *	NMY PRH	February 1, 2016	February 1, 2013	January 31, 2014

* MTP Shares issued in connection with Reorganization.

76	Nuveen Investments

			Term	Optional	Premium
		NYSE	Redemption	Redemption	Expiration
	Series	Ticker	Date	Date	Date
Missouri Premium Income (NOM)
	2015	NOM PRC	December 1, 2015	December 1, 2011	November 30, 2012
North Carolina Premium Income (NNC)
	2015	NNC PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NNC PRD	January 1, 2016	January 1, 2012	December 31, 2012
	2015 *	NNC PRE	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1 *	NNC PRF	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1 *	NNC PRG	March 1, 2015	March 1, 2012	February 28, 2013
Virginia Premium Income (NPV)
	2014	NPV PRA	April 1, 2014	April 1, 2012	March 31, 2013
	2015	NPV PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2014 *	NPV PRD	December 1, 2014	December 1, 2011	November 30, 2012
	2014-1 *	NPV PRE	December 1, 2014	December 1, 2011	November 30, 2012

* MTP Shares issued in connection with the Reorganizations.

The aggregate average liquidation value for all series of each Fund’s MTP Shares outstanding during the six months ended November 30, 2012, was as follows:

North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Average liquidation value of MTP Shares outstanding	$66,082,486		$133,125,607		$17,880,000		$109,281,038		$103,604,721

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares and each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of November 30, 2012, Virginia Premium Income (NPV) was invested in externally-deposited Recourse Trusts. The Fund’s maximum exposure to the floating rate obligations issued by externally-deposited recourse trusts was $13,330,000. As of November 30, 2012, none of the other Funds were invested in externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2012, were as follows:

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Average floating rate obligations outstanding	$3,245,000		$21,995,000		$2,225,000		$23,715,000		$9,250,000
Average annual interest rate and fees	0.54%		0.82%		0.35%		0.67%		0.45%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

78	Nuveen Investments

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Georgia Dividend Advantage 2 (NKG)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$224,877,334	$—	$224,877,334

Maryland Premium Income (NMY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$528,920,541	$—	$528,920,541

Missouri Premium Income (NOM)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$54,080,244	$—	$54,080,244

North Carolina Premium Income (NNC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$408,410,435	$—	$408,410,435

Virginia Premium Income (NPV)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$419,181,126	$—	$419,181,126

* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2012.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Georgia Dividend		Maryland Premium		Missouri Premium
	Advantage 2 (NKG)		Income (NMY)		Income (NOM)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	11/30/12	5/31/12	11/30/12	5/31/12	11/30/12	5/31/12
Common shares:
Issued in the Reorganizations (1)	5,990,755	—	13,439,122	—	—	—
Issued to shareholders due to reinvestment of distributions	1,315	877	4,796	6,501	1,831	5,049

	North Carolina		Virginia Premium
	Premium Income (NNC)		Income (NPV)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	11/30/12	5/31/12	11/30/12	5/31/12
Common shares:
Issued in the Reorganizations (1)	10,175,659	—	8,861,589	—
Issued to shareholders due to reinvestment of distributions	1,941	6,117	17,342	28,499

(1)	Refer to Footnote 8–Fund Reorganizations for further details.

Preferred Shares
Missouri Premium Income (NOM) did not have any transactions in MTP Shares during the six months ended November 30, 2012. Transactions in MTP Shares for the other Funds were as follows:

	Six Months ended November 30, 2012
		NYSE
	Series	Ticker	Shares	Amount
Georgia Dividend Advantage 2 (NKG)
	2015-1 *	NKG PRD	2,834,000	$28,340,000
	2015-2 *	NKG PRE	1,434,000	14,340,000
			4,268,000	$42,680,000
Maryland Premium Income (NMY)
	2015 *	NMY PRE	2,648,500	$26,485,000
	2015-1 *	NMY PRF	2,730,000	27,300,000
	2015-1 *	NMY PRG	2,070,000	20,700,000
	2016 *	NMY PRH	1,706,600	17,066,000
			9,155,100	$91,551,000
North Carolina Premium Income (NNC)
	2015 *	NNC PRE	1,660,000	$16,600,000
	2015-1 *	NNC PRF	2,970,000	29,700,000
	2015-1 *	NNC PRG	2,872,500	28,725,000
			7,502,500	$75,025,000

*	MTP Shares issued in connection with the Reorganizations.

80	Nuveen Investments

	Six Months ended November 30, 2012
		NYSE
	Series	Ticker	Shares	Amount
Virginia Premium Income (NPV)
	2014 *	NPV PRD	2,280,000	$22,800,000
	2014-1 *	NPV PRE	4,320,000	43,200,000
			6,600,000	$66,000,000

*	MTP Shares issued in connection with the Reorganizations.

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended November 30, 2012, were as follows:

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Purchases	$14,203,764		$48,593,115		$1,580,078		$41,460,121		$38,770,334
Sales and maturities	18,605,000		49,971,475		1,830,000		29,090,450		36,889,500

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Cost of investments	$201,022,998		$492,325,665		$47,808,723		$349,767,656		$375,687,711
Gross unrealized:
Appreciation	$20,628,958		$47,243,009		$4,133,955		$34,943,138		$38,107,175
Depreciation	(19,043)		(2,642,983)		(87,751)		(16,913)		(3,863,760)
Net unrealized appreciation (depreciation) of investments	$20,609,915		$44,600,026		$4,046,204		$34,926,225		$34,243,415

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and nondeductible reorganization costs, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2012, the Funds’ last tax year end, as follows:

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV )
Paid-in-surplus	$(266,952)		$(692,796)		$(118,412)		$(619,856)		$(681,182)
Undistributed (Over-distribution of) net investment income	266,920		691,581		117,952		618,660		705,251
Accumulated net realized gain (loss)	32		1,215		460		1,196		(24,069)

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2012, the Funds’ last tax year end, were as follows:

							North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Undistributed net tax-exempt income*	$507,992		$2,899,381		$533,311		$892,451		$1,605,268
Undistributed net ordinary income **	6,397		42,483		—		—		59,977
Undistributed net long-term capital gains	—		—		—		—		317,648

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2012, was designated for purposes of the dividends paid deduction as follows:

North
	Georgia		Maryland		Missouri		Carolina		Virginia
	Dividend		Premium		Premium		Premium		Premium
	Advantage 2		Income		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)	(NPV	)
Distributions from net tax-exempt income	$4,030,387		$10,273,550		$2,186,098		$5,847,630		$8,769,902
Distributions from net ordinary income**	—		—		—		—		—
Distributions from net long-term capital gains	—		—		—		—		214,014

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2012, paid on June 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

							North
	Georgia		Maryland		Missouri		Carolina
	Dividend		Premium		Premium		Premium
	Advantage 2		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)
Expiration:
May 31, 2014	$182,725		$—		$—		$—
May 31, 2017	1,087,212		297,132		92,675		12,771
May 31, 2018	1,329,548		—		91,539		353,181
May 31, 2019	48,370		—		—		—
Total	$2,647,855		$297,132		$184,214		$365,952

During the Funds’ last tax year ended May 31, 2012, the Funds utilized capital loss carryforwards as follows:

North
	Georgia		Maryland		Missouri		Carolina
	Dividend		Premium		Premium		Premium
	Advantage 2		Income		Income		Income
	(NKG	)	(NMY	)	(NOM	)	(NNC	)
Utilized capital loss carryforwards	$206,372		$99,416		$29,858		$159,857

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended May 31, 2012, there were no post-enactment capital losses generated by any of the Funds.

The Funds have elected to defer losses incurred from November 1, 2011 through May 31, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

	Georgia
	Dividend
	Advantage 2
	(NKG	)
Post-October capital losses	$2,668
Late-year ordinary losses	—

82	Nuveen Investments

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Georgia Dividend Advantage 2 (NKG)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

North Carolina Premium Income (NNC)
Maryland Premium Income (NMY)
Missouri Premium Income (NOM)
Virginia Premium Income (NPV)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2012, the complex level fee rate for each of these Funds was .1684%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible of each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the”Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Nuveen Investments	83

Notes to
Financial Statements (Unaudited) (continued)

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Fund Reorganizations
The Reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Acquired Funds’ shareholders will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each of the Reorganizations, the Acquired Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Acquired Funds’ shareholders for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquired Funds as of the date of their respective Reorganization, were as follows:

	Georgia		Georgia		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend		Dividend
	Income		Advantage		Advantage		Advantage 2		Advantage 3
	(NPG	)	(NZX	)	(NFM	)	(NZR	)	(NWI	)
Cost of investments	$74,023,324		$39,598,253		$82,829,435		$82,417,114		$109,258,185
Fair value of investments	80,083,798		42,632,583		88,564,164		88,714,979		117,266,759
Net unrealized appreciation (depreciation) of investments	6,060,474		3,034,330		5,734,729		6,297,865		8,008,574

	North		North		North
	Carolina		Carolina		Carolina		Virginia		Virginia
	Dividend		Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3		Advantage		Advantage 2
	(NRB	)	(NNO	)	(NII	)	(NGB	)	(NNB	)
Cost of investments	$44,956,748		$77,258,450		$80,525,486		$65,656,871		$122,078,841
Fair value of investments	48,849,544		83,400,020		86,417,939		70,027,790		131,287,742
Net unrealized appreciation (depreciation) of investments	3,892,796		6,141,570		5,892,453		4,370,919		9,208,901

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

For accounting and performance reporting purposes, the Acquiring Funds are the survivors. The shares outstanding, net assets and net asset value (“NAV”) per Common share immediately before and after the Reorganizations are as follows:

	Georgia		Georgia		Maryland		Maryland		Maryland
	Premium		Dividend		Dividend		Dividend		Dividend
	Income		Advantage		Advantage		Advantage 2		Advantage 3
Acquired Funds – Prior to Reorganizations	(NPG	)	(NZX	)	(NFM	)	(NZR	)	(NWI	)
Common shares outstanding	3,810,299		1,975,018		4,197,999		4,204,113		5,366,559
Net assets applicable to Common shares	$57,081,247		$30,633,487		$64,327,256		$65,104,341		$82,375,675
NAV per Common share outstanding	$14.98		$15.51		$15.32		$15.49		$15.35

	North		North		North
	Carolina		Carolina		Carolina		Virginia		Virginia
	Dividend		Dividend		Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3		Advantage		Advantage 2
Acquired Funds – Prior to Reorganizations	(NRB	)	(NNO	)	(NII	)	(NGB	)	(NNB	)
Common shares outstanding	2,275,204		3,755,555		3,939,410		3,148,929		5,770,011
Net assets applicable to Common shares	$35,996,337		$58,882,419		$60,545,196		$48,481,366		$90,596,172
NAV per Common share outstanding	$15.82		$15.68		$15.37		$15.40		$15.70

84	Nuveen Investments

					North
	Georgia		Maryland		Carolina		Virginia
	Dividend		Premium		Premium		Premium
	Advantage 2		Income		Income		Income
Acquiring Funds – Prior to Reorganizations	(NKG	)	(NMY	)	(NNC	)	(NPV	)
Common shares outstanding	4,556,373		10,663,947		6,372,067		9,048,006
Net assets applicable to Common shares	$66,712,868		$168,069,475		$97,327,475		$142,002,913
NAV per Common share outstanding	$14.64		$15.76		$15.27		$15.69

					North
	Georgia		Maryland		Carolina		Virginia
	Dividend		Premium		Premium		Premium
	Advantage 2		Income		Income		Income
Acquiring Funds – Post Reorganizations	(NKG	)	(NMY	)	(NNC	)	(NPV	)
Common shares outstanding	10,547,129		24,103,070		16,547,726		17,909,595
Net assets applicable to Common shares	$154,427,602		$379,876,747		$252,751,427		$281,080,451
NAV per Common share outstanding	$14.64		$15.76		$15.27		$15.69

The beginning of the Acquired Funds’ current fiscal period was June 1, 2012.

Assuming the Reorganizations had been completed on June 1, 2012, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the six months ended November 30, 2012, are as follows:

					North
	Georgia		Maryland		Carolina		Virginia
	Dividend		Premium		Premium		Premium
	Advantage 2		Income		Income		Income
	(NKG	)	(NMY	)	(NNC	)	(NPV	)
Net investment income (loss)	$3,266,363		$8,605,390		$5,096,869		$6,168,369
Net realized and unrealized gains (losses)	5,722,490		8,624,434		8,763,932		9,628,805
Change in net assets resulting from operations	8,988,853		17,229,824		13,860,801		15,797,174

Because the combined investment portfolios for each Reorganization have been managed as a single integrated portfolio since each Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since the Reorganizations were consummated.

In connection with the Reorganizations, the Acquiring Funds have accrued for certain associated costs and expenses. Such amounts are included as components of “Accrued reorganization expenses” on the Statement of Assets and Liabilities and “Reorganization expenses” on the Statement of Operations.

9. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

Nuveen Investments	85

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

86	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	87

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Maturity: For a bond fund or defined portfolio, the average of the stated maturity dates of the fixed-income securities held. In general, the longer the average maturity, the greater the fund’s or defined portfolio’s sensitivity to interest-rate changes, which means greater price fluctuation. A shorter average maturity usually means a less sensitive, and consequently, less volatile, portfolio.

■
Duration: A measure of the price sensitivity of a fixed-income security or portfolio to changes in interest rates. Duration is stated in years. For example, if a bond has a duration of four years, the price of the bond is expected to change by approximately 4% for every one percentage point change in interest rates. The shorter the duration the less price variability expected in the security’s price due to changes in interest rates.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short term rate paid to the

88	Nuveen Investments

floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Georgia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Maryland Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	89

Glossary of Terms
Used in this Report (continued)

■
S&P Missouri Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P North Carolina Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade North Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Virginia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pays interest periodically.

90	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NKG	—
NMY	—
NOM	—
NNC	—
NPV	—

Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments	91

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of September 30, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-1112D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 7, 2013